GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Financial Statements

Year ended December 31, 2002

(With Independent Auditors’ Report Thereon)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

December 31, 2002

INDEPENDENT AUDITORS’ REPORT

Contract Owners

GE Life & Annuity Separate Account 4

    and

The Board of Directors

GE Life and Annuity Assurance Company:

We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund-Series I Shares, AIM V.I. Capital Appreciation Fund-Series I Shares, AIM V.I. Capital Development Fund-Series I Shares, AIM V.I. Core Equity Fund–Series I Shares, AIM V.I. Global Utilities Fund-Series I Shares, AIM V.I. Government Securities Fund-Series I Shares, AIM V.I. Growth Fund-Series I Shares, AIM V.I. New Technology Fund-Series I Shares, AIM V.I. Premier Equity Fund-Series I Shares; The Alger American Fund — Alger American Growth Portfolio, Alger American Small Capitalization Portfolio; Alliance Variable Products Series Fund, Inc. — Growth and Income Portfolio-Class B, Premier Growth Portfolio-Class B, Quasar Portfolio-Class B; Dreyfus — Dreyfus Investment Portfolios-Emerging Markets Portfolio-Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares; Eaton Vance Variable Trust — VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Federated Insurance Series — Federated American Leaders Fund II-Primary Shares, Federated High Income Bond Fund II-Primary Shares, Federated High Income Bond Fund II-Service Shares, Federated International Small Company Fund II, Federated Utility Fund II; Fidelity Variable Insurance Products Fund (“VIP”) — VIP Equity-Income Portfolio, VIP Equity-Income Portfolio-Service Class 2, VIP Growth Portfolio, VIP Growth Portfolio-Service Class 2, VIP Overseas Portfolio; Fidelity Variable Insurance Products Fund II (“VIP II”) — VIP II Asset ManagerSM Portfolio, VIP II Contrafund® Portfolio, VIP II Contrafund® Portfolio-Service Class 2; Fidelity Variable Insurance Products Fund III (“VIP III”) — VIP III Growth & Income Portfolio, VIP III Growth & Income Portfolio-Service Class 2, VIP III Growth Opportunities Portfolio, VIP III Mid Cap Portfolio, VIP III Mid Cap Portfolio-Service Class 2; Franklin Templeton Variable Insurance Products Trust — Templeton Global Asset Allocation Fund-Class 2 Shares; GE Investments Funds, Inc. — Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500® Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust (VIT) — Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Janus Aspen Series — Aggressive Growth Portfolio, Aggressive Growth Portfolio-Service Shares, Balanced Portfolio, Balanced Portfolio-Service Shares, Capital Appreciation Portfolio, Capital Appreciation Portfolio-Service Shares, Core Equity Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio-Service Shares, Global Technology Portfolio-Service Shares, Growth Portfolio, Growth Portfolio-Service Shares, International Growth Portfolio, International Growth Portfolio-Service Shares, Worldwide Growth Portfolio, Worldwide Growth Portfolio-Service Shares; J.P. Morgan Series Trust II — Bond Portfolio, Mid Cap Value Portfolio; MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series-Service Class Shares, MFS® Investors Trust Series-Service Class Shares, MFS® New Discovery Series-Service Class Shares, MFS® Utilities Series-Service Class Shares; Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA-Service Shares, Oppenheimer Global Securities Fund/VA-Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA-Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. — PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust — Foreign Bond Portfolio-Administrative Class Shares, High Yield Portfolio-Administrative Class Shares, Long-Term U.S. Government Portfolio-Administrative Class Shares, Total Return Portfolio-Administrative Class Shares; The Prudential Series Fund, Inc. —Jennison Portfolio-Class II Shares, SP Jennison International Growth Portfolio-Class II Shares, SP U.S. Emerging Growth Portfolio-Class II Shares; Rydex Variable Trust — OTC Fund; Salomon Brothers Variable Series Funds Inc — Investors Fund, Strategic Bond Fund, Total Return Fund; and Van Kampen Life Investment Trust — Comstock Portfolio-Class II Shares, Emerging Growth Portfolio-Class II Shares) as of December 31, 2002, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the two year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2002, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period ended then ended, and their financial highlights for each of the years or lesser periods in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia

February 28, 2003

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities

December 31, 2002

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Capital Development Fund — Series I Shares	AIM V.I. Core Equity Fund — Series I Shares	AIM V.I. Global Utilities Fund — Series I Shares	AIM V.I. Government Securities Fund — Series I Shares
Assets
Investments at fair market value (see cost below; note 2a)	$1,842	15,501,708	4,712	1,404	1,527	1,524,832
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	1
Receivable for units sold	—	6,785	—	—	—	—

Total assets	1,842	15,508,493	4,712	1,404	1,527	1,524,833

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	3,563	1	—	1	126
Payable for units withdrawn	—	75,219	—	—	—	—

Total liabilities	—	78,782	1	—	1	126

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$1,842	15,429,711	4,711	1,404	1,526	1,524,707
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	—	—	—	—

Net assets	$1,842	15,429,711	4,711	1,404	1,526	1,524,707

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	—	912,403	—	—	—	—

Net asset value per unit: Type III	$—	5.63	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	70,462	—	—	—	—

Net asset value per unit: Type IV	$—	5.63	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type V	352	451	623	240	300	126,953

Net asset value per unit: Type V	$5.24	4.75	7.56	5.84	5.08	12.01

Outstanding units (note 2b, 4a, and 5): Type VI	—	1,662,052	—	—	—	—

Net asset value per unit: Type VI	$—	4.60	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VII	—	490,960	—	—	—	—

Net asset value per unit: Type VII	$—	4.58	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—

Investments in securities, at cost	$1,889	19,796,621	5,707	1,492	1,466	1,521,596

Shares outstanding	220	943,500	502	83	157	122,970

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	AIM Variable Insurance Funds
	AIM V.I. Growth Fund — Series I Shares	AIM V.I. New Technology Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares
Assets
Investments at fair market value (see cost below; note 2a)	$7,681,554	7,110	31,030,886
Dividend receivable	—	—	—
Receivable from affiliate (note 4b)	—	—	—
Receivable for units sold	13,070	—	4,164

Total assets	7,694,624	7,110	31,035,050

Liabilities
Accrued expenses payable to affiliate (note 4c)	1,712	4	6,209
Payable for units withdrawn	—	—	951

Total liabilities	1,712	4	7,160

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$7,692,912	7,106	31,027,890
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	—

Net assets	$7,692,912	7,106	31,027,890

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—

Net asset value per unit: Type I	$—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—

Net asset value per unit: Type II	$—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	432,922	—	1,672,332

Net asset value per unit: Type III	$4.47	—	5.98

Outstanding units (note 2b, 4a, and 5): Type IV	31,521	—	155,557

Net asset value per unit: Type IV	$4.46	—	5.97

Outstanding units (note 2b, 4a, and 5): Type V	—	3,740	—

Net asset value per unit: Type V	$—	1.90	—

Outstanding units (note 2b, 4a, and 5): Type VI	1,259,858	—	2,944,086

Net asset value per unit: Type VI	$3.33	—	5.02

Outstanding units (note 2b, 4a, and 5): Type VII	429,559	—	1,063,872

Net asset value per unit: Type VII	$3.31	—	5.00

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—

Net asset value per unit: Type VIII	$—	—	—

Investments in securities, at cost	$10,914,950	7,936	43,050,883

Shares outstanding	679,783	3,078	1,913,125

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	The Alger American Fund		Alliance Variable Products Series Fund, Inc.
	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B
Assets
Investments at fair market value (see cost below; note 2a)	$131,642,006	56,301,332	88,681,909	24,986,363	4,102,397
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	6	6,853	13,004	—	—
Receivable for units sold	488	—	40,225	14,038	6,712

Total assets	131,642,500	56,308,185	88,735,138	25,000,401	4,109,109

Liabilities
Accrued expenses payable to affiliate (note 4c)	21,326	16,489	15,860	5,548	927
Payable for units withdrawn	81,339	29,610	—	811	71,730

Total liabilities	102,665	46,099	15,860	6,359	72,657

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$131,433,447	56,262,086	88,719,278	24,994,042	4,036,452
Net assets attributable to variable deferred annuity contract owners in the annuitization period	106,388	—	—	—	—

Net assets	$131,539,835	56,262,086	88,719,278	24,994,042	4,036,452

Outstanding units (note 2b, 4a, and 5): Type I	477,492	477,762	—	—	—

Net asset value per unit: Type I	$12.63	6.30	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	6,300,041	5,837,332	—	—	—

Net asset value per unit: Type II	$12.40	6.18	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	6,996,520	3,005,645	2,996,376	1,384,298	188,770

Net asset value per unit: Type III	$6.01	5.11	8.04	5.47	6.05

Outstanding units (note 2b, 4a, and 5): Type IV	936,757	368,144	471,081	73,936	4,615

Net asset value per unit: Type IV	$5.70	4.94	8.03	5.47	6.04

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	5,560,666	2,672,956	441,575

Net asset value per unit: Type VI	$—	—	8.11	4.45	4.98

Outstanding units (note 2b, 4a, and 5): Type VII	—	—	1,951,504	1,159,015	134,844

Net asset value per unit: Type VII	$—	—	8.07	4.42	4.95

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—

Investments in securities, at cost	$261,324,998	103,515,446	108,449,396	34,961,349	5,570,658

Shares outstanding	5,344,783	4,611,084	5,377,921	1,445,134	605,073

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Dreyfus		Eaton Vance Variable Trust
	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating-Rate Income Fund	VT Worldwide Health Sciences Fund
Assets
Investments at fair market value (see cost below; note 2a)	$5,703,090	4,924,856	2,071	30,388
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—
Receivable for units sold	2,811	—	—	—

Total assets	5,705,901	4,924,856	2,071	30,388

Liabilities
Accrued expenses payable to affiliate (note 4c)	1,138	1,119	1	6
Payable for units withdrawn	26,302	—	—	—

Total liabilities	27,440	1,119	1	6

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$5,678,461	4,923,737	2,070	30,382
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	—	—

Net assets	$5,678,461	4,923,737	2,070	30,382

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	151,102	80,469	—	—

Net asset value per unit: Type III	$9.89	5.28	—	—

Outstanding units (notes 2b, 4a, and 5): Type IV	44,620	12,416	—	—

Net asset value per unit: Type IV	$9.88	5.28	—	—

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	436,606	818,129	—	—

Net asset value per unit: Type VI	$7.30	4.60	—	—

Outstanding units (notes 2b, 4a, and 5): Type VII	76,583	146,590	208	3,029

Net asset value per unit: Type VII	$7.26	4.57	9.96	10.03

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—

Investments in securities, at cost	$5,851,314	7,766,406	2,070	31,032

Shares outstanding	609,956	260,574	207	3,733

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
Assets
Investments at fair market value (see cost below; note 2a)	$66,331,351	58,058,382	19,631,797	2,754,855	26,753,174
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	3	2	—	—	2
Receivable for units sold	—	—	9,155	58	—

Total assets	66,331,354	58,058,384	19,640,952	2,754,913	26,753,176

Liabilities
Accrued expenses payable to affiliate (note 4c)	10,680	9,473	4,111	560	4,289
Payable for units withdrawn	63,543	100,888	20	127	3,940

Total liabilities	74,223	110,361	4,131	687	8,229

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$66,257,131	57,888,405	19,636,821	2,754,226	26,742,350
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	59,618	—	—	2,597

Net assets	$66,257,131	57,948,023	19,636,821	2,754,226	26,744,947

Outstanding units (notes 2b, 4a, and 5): Type I	211,139	224,680	—	—	135,961

Net asset value per unit: Type I	$13.41	14.02	—	—	11.03

Outstanding units (notes 2b, 4a, and 5): Type II	3,514,911	2,789,740	—	—	1,835,551

Net asset value per unit: Type II	$13.19	13.74	—	—	10.81

Outstanding units (notes 2b, 4a, and 5): Type III	1,980,630	1,727,743	774,123	109,299	812,332

Net asset value per unit: Type III	$7.84	8.83	9.94	5.66	5.95

Outstanding units (notes 2b, 4a, and 5): Type IV	218,794	141,307	115,436	6,379	100,284

Net asset value per unit: Type IV	$7.02	8.57	9.93	5.65	5.68

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	—	809,652	379,708	—

Net asset value per unit: Type VI	$—	—	9.18	4.70	—

Outstanding units (notes 2b, 4a, and 5): Type VII	—	—	368,364	67,435	—

Net asset value per unit: Type VII	$—	—	9.13	4.67	—

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—

Investments in securities, at cost	$84,750,521	60,234,182	19,676,985	2,986,697	42,722,860

Shares outstanding	4,361,036	8,200,336	2,772,853	601,497	3,557,603

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Fidelity Variable Insurance Products Fund (“VIP”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio
Assets
Investments at fair market value (see cost below; note 2a)	$398,103,938	56,864,309	234,171,687	30,699,484	42,823,688
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	39	—	32,097	—	7
Receivable for units sold	—	20,651	—	3,431	—

Total assets	398,103,977	56,884,960	234,203,784	30,702,915	42,823,695

Liabilities
Accrued expenses payable to affiliate (note 4c)	60,404	10,261	35,658	6,552	2,391,324
Payable for units withdrawn	293,318	100,763	71,197	41	2,130,137

Total liabilities	353,722	111,024	106,855	6,593	4,521,461

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$397,669,145	56,773,936	234,092,536	30,696,322	38,302,234
Net assets attributable to variable deferred annuity contract owners in the annuitization period	81,110	—	4,393	—	—

Net assets	$397,750,255	56,773,935	234,096,929	30,696,322	38,302,234

Outstanding units (note 2b, 4a, and 5): Type I	1,971,167	—	1,457,038	—	999,509

Net asset value per unit: Type I	$35.82	—	36.52	—	16.33

Outstanding units (note 2b, 4a, and 5): Type II	7,512,400	—	3,487,079	—	959,274

Net asset value per unit: Type II	$34.52	—	35.20	—	15.73

Outstanding units (note 2b, 4a, and 5): Type III	7,065,062	2,476,360	8,672,752	1,648,860	945,528

Net asset value per unit: Type III	$8.70	7.99	6.22	5.47	6.70

Outstanding units (note 2b, 4a, and 5): Type IV	835,392	367,278	697,045	282,662	87,301

Net asset value per unit: Type IV	$7.60	7.98	6.02	5.46	6.33

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—	586

Net asset value per unit: Type V	$—	—	—	—	5.49

Outstanding units (note 2b, 4a, and 5): Type VI	—	2,766,772	—	3,350,454	—

Net asset value per unit: Type VI	$—	8.41	—	4.66	—

Outstanding units (note 2b, 4a, and 5): Type VII	—	1,288,935	—	974,269	—

Net asset value per unit: Type VII	$—	8.37	—	4.64	—

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—

Investments in securities, at cost	$482,440,268	65,002,100	392,716,590	40,254,458	42,715,159

Shares outstanding	21,922,023	3,159,128	9,990,260	1,322,684	3,900,154

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Fidelity Variable Insurance Products Fund II (“VIP II”)			Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio	VIP III Mid Cap Portfolio — Service Class 2
Assets
Investments at fair market value (see cost below; note 2a)	$201,826,306	302,041,692	41,046,720	88,478,175	16,639,302	33,751,584	30,179	52,328,981
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	50,077	1	—	—	6,570	3	—	—
Receivable for units sold	42,121	—	—	5,734	21,071	—	—	152,620

Total assets	201,918,504	302,041,693	41,046,720	88,483,909	16,666,943	33,751,587	30,179	52,481,601

Liabilities
Accrued expenses payable to affiliate (note 4c)	27,993	47,157	7,952	24,504	3,285	5,600	2	9,886
Payable for units withdrawn	80,015	145,611	76,094	1,747	37,222	46,893	—	—

Total liabilities	108,008	192,768	84,046	26,251	40,507	52,493	2	9,886

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$201,699,624	301,790,286	40,962,674	88,452,545	16,626,436	33,699,094	30,177	52,471,715
Net assets attributable to variable deferred annuity contract owners in the annuitization period	110,872	58,639	—	5,113	—	—	—	—

Net assets	$201,810,496	301,848,925	40,962,674	88,457,658	16,626,436	33,699,094	30,177	52,471,715

Outstanding units (note 2b, 4a, and 5): Type I	5,411,572	1,098,703	—	228,556	—	169,857	—	—

Net asset value per unit: Type I	$24.88	23.18	—	12.13	—	8.36	—	—

Outstanding units (note 2b, 4a, and 5): Type II	2,151,180	8,573,160	—	4,584,591	—	2,675,446	—	—

Net asset value per unit: Type II	$24.07	22.72	—	11.95	—	8.25	—	—

Outstanding units (note 2b, 4a, and 5): Type III	1,627,929	8,850,693	1,678,407	3,699,391	725,106	1,667,785	—	1,420,253

Net asset value per unit: Type III	$8.67	8.33	7.90	7.48	7.35	5.48	—	9.09

Outstanding units (note 2b, 4a, and 5): Type IV	150,830	985,297	229,420	458,068	66,265	204,162	—	184,618

Net asset value per unit: Type IV	$8.47	7.99	7.89	7.01	7.34	5.22	—	9.08

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	2,279	—	251	3,180	—

Net asset value per unit: Type V	$—	—	—	7.42	—	5.85	9.49	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	2,682,748	—	1,005,224	—	—	3,315,853

Net asset value per unit: Type VI	$—	—	7.20	—	7.18	—	—	9.02

Outstanding units (note 2b, 4a, and 5): Type VII	—	—	918,624	—	503,223	—	—	889,218

Net asset value per unit: Type VII	$—	—	7.16	—	7.14	—	—	8.97

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—

Investments in securities, at cost	$241,943,323	361,246,773	44,825,999	117,257,145	18,966,325	55,874,807	30,198	55,718,615

Shares outstanding	15,829,514	16,687,386	2,286,725	8,147,162	1,550,727	2,882,287	1,724	3,009,142

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 2 Shares
Assets
Investments at fair market value (see cost below; note 2a)	$3,772
Dividend receivable	—
Receivable from affiliate (note 4b)	—
Receivable for units sold	—

Total assets	3,772

Liabilities
Accrued expenses payable to affiliate (note 4c)	1
Payable for units withdrawn	—

Total liabilities	1

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$3,771
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—

Net assets	$3,771

Outstanding units (note 2b, 4a, and 5): Type I	—

Net asset value per unit: Type I	$ —

Outstanding units (note 2b, 4a, and 5): Type II	—

Net asset value per unit: Type II	$ —

Outstanding units (note 2b, 4a, and 5): Type III	—

Net asset value per unit: Type III	$ —

Outstanding units (note 2b, 4a, and 5): Type IV	—

Net asset value per unit: Type IV	$ —

Outstanding units (note 2b, 4a, and 5): Type V	—

Net asset value per unit: Type V	$ —

Outstanding units (note 2b, 4a, and 5): Type VI	374

Net asset value per unit: Type VI	$10.09

Outstanding units (note 2b, 4a, and 5): Type VII	—

Net asset value per unit: Type VII	$ —

Outstanding units (note 2b, 4a, and 5): Type VIII	—

Net asset value per unit: Type VIII	$ —

Investments in securities, at cost	$3,783

Shares outstanding	260

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund
Assets
Investments at fair market value (see cost below; note 2a)	$17,278,659	189,556,126	24,684,392	154,891,448	645,391,399	71,067,691	68,547,990
Dividend receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	145,975	3	—
Receivable for units sold	—	126,877	10,266	105,380	819,733	20,480	—

Total assets	17,278,659	189,683,003	24,694,658	154,996,828	646,357,107	71,088,174	68,547,990

Liabilities
Accrued expenses payable to affiliate (note 4c)	2,435	32,064	2,426	26,404	103,578	12,923	12,525
Payable for units withdrawn	161,860	62,561	15,490	19,281	1,585,041	58,125	968,404

Total liabilities	164,295	94,625	17,916	45,685	1,688,619	71,048	980,929

Net assets	$17,114,364	189,588,378	24,676,742	154,951,143	644,668,488	71,017,126	67,567,061

Analysis of net assets:
Attributable to:
Variable deferred annuity contract owners in the accumulation period	$10,940,970	189,588,378	14,395,390	150,339,232	644,637,044	70,909,930	67,567,061
Variable deferred annuity contract owners in the annuitization period	—	—	—	—	31,444	107,196	—
GE Life and Annuity Assurance Company (note 4d)	6,173,394	—	10,281,352	4,611,911	—	—	—

Net assets	$17,114,364	189,588,378	24,676,742	154,951,143	644,668,488	71,017,126	67,567,061

Outstanding units (note 2b, 4a, and 5): Type I	104,279	1,017,046	63,491	366,772	2,428,398	75,183	204,164

Net asset value per unit: Type I	$11.56	13.14	9.52	14.55	17.28	7.73	20.93

Outstanding units (note 2b, 4a, and 5): Type II	853,992	7,151,518	851,108	4,093,825	15,816,266	2,588,994	1,999,763

Net asset value per unit: Type II	$11.40	12.98	9.38	14.34	16.65	7.66	20.53

Outstanding units (note 2b, 4a, and 5): Type III	—	5,417,568	833,396	5,163,925	20,588,287	4,161,689	1,496,540

Net asset value per unit: Type III	$—	12.11	6.20	9.99	11.03	7.62	13.92

Outstanding units (note 2b, 4a, and 5): Type IV	—	814,908	103,984	524,430	3,714,284	482,041	103,220

Net asset value per unit: Type IV	$—	12.19	6.08	8.68	10.92	7.60	12.71

Outstanding units (note 2b, 4a, and 5): Type V	—	3,525	1,579	1,841	3,495,756	10,053	8,225

Net asset value per unit: Type V	$—	12.28	5.25	9.43	1.06	6.86	11.55

Outstanding units (note 2b, 4a, and 5): Type VI	—	518,423	—	2,414,851	4,808,269	1,851,265	—

Net asset value per unit: Type VI	$—	10.64	—	9.43	10.48	6.58	—

Outstanding units (note 2b, 4a, and 5): Type VII	—	216,173	—	785,521	1,689,357	454,718	—

Net asset value per unit: Type VII	$—	10.63	—	9.38	10.43	6.55	—

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—

Investments in securities, at cost	$16,676,000	188,187,952	33,187,780	179,237,691	645,391,399	84,579,529	76,323,259

Shares outstanding	1,593,972	14,660,180	3,962,182	11,645,974	645,391,399	1,298,277	5,216,742

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	GE Investments Funds, Inc. (continued)
	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
Assets
Investments at fair market value (see cost below; note 2a)	$419,482,355	38,887,591	108,166,380	79,293,181	16,080,575
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	90,449	151,365	29,125	38,370	123,663

Total assets	419,572,804	39,038,956	108,195,505	79,331,551	16,204,238

Liabilities
Accrued expenses payable to affiliate (note 4c)	145,210	7,574	18,265	16,227	3,133
Payable for units withdrawn	168,810	53,071	60,574	16,283	35

Total liabilities	314,020	60,645	78,839	32,510	3,168

Net assets	$419,258,784	38,978,311	108,116,666	79,299,041	16,201,070

Analysis of net assets:
Attributable to:
Variable deferred annuity contract owners in the accumulation period	$419,181,714	38,978,311	108,111,287	79,189,552	16,201,070
Variable deferred annuity contract owners in the annuitization period	77,070	—	5,379	109,489	—
GE Life and Annuity Assurance Company (note 4d)	—	—	—	—	—

Net assets	$419,258,784	38,978,311	108,116,666	79,299,041	16,201,070

Outstanding units (note 2b, 4a, and 5): Type I	468,803	—	275,659	124,730	—

Net asset value per unit: Type I	$35.69	—	33.49	8.96	—

Outstanding units (note 2b, 4a, and 5): Type II	6,766,704	—	1,912,451	2,883,878	—

Net asset value per unit: Type II	$34.40	—	32.28	8.85	—

Outstanding units (note 2b, 4a, and 5): Type III	15,768,039	1,059,252	2,969,218	3,959,667	662,957

Net asset value per unit: Type III	$6.82	10.23	9.65	8.10	7.45

Outstanding units (note 2b, 4a, and 5): Type IV	1,905,073	192,153	298,082	425,255	261,674

Net asset value per unit: Type IV	$6.35	10.22	9.25	7.38	7.44

Outstanding units (note 2b, 4a, and 5): Type V	24,977	—	7,330	5,033	—

Net asset value per unit: Type V	$6.16	—	8.86	7.24	—

Outstanding units (note 2b, 4a, and 5): Type VI	6,212,679	1,979,892	—	1,679,606	886,780

Net asset value per unit: Type VI	$5.98	10.45	—	7.06	7.25

Outstanding units (note 2b, 4a, and 5): Type VII	2,153,221	528,246	—	791,025	400,281

Net asset value per unit: Type VII	$5.95	10.39	—	7.02	7.21

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	616,931	—	—

Net asset value per unit: Type VIII	$—	—	9.20	—	—

Investments in securities, at cost	$585,819,713	42,761,873	124,642,746	97,722,106	18,315,167

Shares outstanding	25,925,980	3,786,523	8,530,472	3,079,347	2,184,861

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Core Equity Portfolio	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
Assets
Investments at fair market value (see cost below; note 2a)	$18,103,068	150,141,194	124,051,743	10,603,104	437,140,727	81,966,078	169,265,820	18,238,602	2,228	102,691,427	14,554,601	11,357,948
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	2,002	1	5,027	—	1	—	17,030	—	—	1,041,113	—	—
Receivable for units sold	9,418	28,485	—	9,998	900,219	47,590	—	18,059	—	882,368	3,271	2,200

Total assets	18,114,488	150,169,680	124,056,770	10,613,102	438,040,947	82,013,668	169,282,850	18,256,661	2,228	104,614,908	14,557,872	11,360,148

Liabilities
Accrued expenses payable to affiliate (note 4c)	3,259	24,450	19,551	2,526	69,801	15,205	27,555	3,725	1	16,431	3,508	3,472
Payable for units withdrawn	10,896	188,505	69,277	2,964	196,807	12,495	44,277	11,298	—	711,584	36,310	40,352

Total liabilities	14,155	212,955	88,828	5,490	266,608	27,700	71,832	15,023	1	728,015	39,818	43,824

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$18,100,333	149,956,725	123,858,357	10,607,612	437,767,112	81,985,968	169,155,092	18,241,638	2,227	103,886,893	14,518,054	11,314,020
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	109,585	—	7,227	—	55,926	—	—	—	—	2,304

Net assets	$18,100,333	149,956,725	123,967,942	10,607,612	437,774,339	81,985,968	169,211,018	18,241,638	2,227	103,886,893	14,518,054	11,316,324

Outstanding units (note 2b, 4a, and 5): Type I	104,286	829,759	675,661	—	1,421,344	—	440,506	—	—	384,816	89,338	131,809

Net asset value per unit: Type I	$6.83	11.34	17.21	—	20.63	—	16.88	—	—	16.56	6.56	2.47

Outstanding units (note 2b, 4a, and 5): Type II	1,312,915	6,570,451	4,077,179	—	13,294,385	—	5,208,969	—	—	3,912,422	628,264	1,165,738

Net asset value per unit: Type II	$6.75	11.21	16.82	—	20.26	—	16.64	—	—	16.26	6.52	2.45

Outstanding units (note 2b, 4a, and 5): Type III	987,170	4,634,645	6,608,676	659,720	12,992,438	2,496,532	8,929,956	733,417	—	2,507,313	830,680	1,683,152

Net asset value per unit: Type III	$7.63	13.38	5.95	4.16	9.92	8.79	7.77	6.45	—	12.03	6.49	2.44

Outstanding units (note 2b, 4a, and 5): Type IV	142,990	411,894	867,195	70,678	1,087,532	337,154	839,663	91,023	—	265,752	64,305	291,205

Net asset value per unit: Type IV	$6.95	11.85	5.12	4.16	9.40	8.79	6.80	6.44	—	11.94	6.48	2.44

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—	—	—	462	—	332	46,091	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	5.59	—	6.71	12.20	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	2,245,993	—	4,985,061	—	1,974,833	—	—	559,790	1,071,043

Net asset value per unit: Type VI	$—	—	—	2.80	—	8.28	—	5.39	—	—	6.10	2.39

Outstanding units (note 2b, 4a, and 5): Type VII	—	—	—	458,916	—	1,917,665	—	425,478	—	—	101,020	318,267

Net asset value per unit: Type VII	$—	—	—	2.79	—	8.24	—	5.36	—	—	6.07	2.38

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—	—	—	—	—

Investments in securities, at cost	$20,596,337	158,132,411	334,878,844	16,301,614	503,579,961	88,241,736	261,350,379	23,068,494	2,830	101,179,900	19,855,476	22,051,461

Shares outstanding	2,223,964	14,150,914	7,831,549	678,816	21,230,730	3,844,563	9,744,722	1,057,924	168	8,348,897	2,665,678	4,712,841

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares	Bond Portfolio	Mid Cap Value Portfolio
Assets
Investments at fair market value (see cost below; note 2a)	$237,984,245	16,922,455	91,422,233	13,347,820	313,909,416	21,576,090	3,852	3,742
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	9	—	680,911	—	690,590	—	—	—
Receivable for units sold	668,663	1,597	85	2,982	—	16,569	—	—

Total assets	238,652,917	16,924,052	92,103,229	13,350,802	314,600,006	21,592,659	3,852	3,742

Liabilities
Accrued expenses payable to affiliate (note 4c)	37,171	4,049	14,460	2,722	48,413	4,697	1	1
Payable for units withdrawn	82,475	33,725	74,808	—	327,697	11,266	—	—

Total liabilities	119,646	37,774	89,268	2,722	376,110	15,963	1	1

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$238,499,345	16,886,278	91,954,817	13,348,080	314,171,418	21,576,696	3,851	3,741
Net assets attributable to variable deferred annuity contract owners in the annuitization period	33,926	—	59,144	—	52,478	—	—	—

Net assets	$238,533,271	16,886,278	92,013,961	13,348,080	314,223,896	21,576,696	3,851	3,741

Outstanding units (note 2b, 4a, and 5): Type I	1,625,231	—	455,711	—	1,716,405	—	—	—

Net asset value per unit: Type I	$16.69	—	13.26	—	22.52	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	8,452,760	—	4,341,645	—	9,455,301	—	—	—

Net asset value per unit: Type II	$16.30	—	13.04	—	22.00	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	11,016,827	904,504	3,184,335	569,029	8,491,439	981,626	—	—

Net asset value per unit: Type III	$6.07	5.19	7.84	5.51	7.10	5.55	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	1,174,963	85,220	565,435	49,363	1,045,267	158,083	—	—

Net asset value per unit: Type IV	$5.75	5.19	7.76	5.50	6.95	5.54	—	—

Outstanding units (note 2b, 4a, and 5): Type V	—	—	683	—	—	—	—	—

Net asset value per unit: Type V	$—	—	4.71	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	2,035,353	—	1,779,820	—	2,503,755	378	368

Net asset value per unit: Type VI	$—	4.45	—	4.47	—	4.56	10.19	10.16

Outstanding units (note 2b, 4a, and 5): Type VII	—	609,116	—	447,171	—	844,883	—	—

Net asset value per unit: Type VII	$—	4.42	—	4.44	—	4.54	—	—

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—

Investments in securities, at cost	$390,662,318	24,926,699	124,163,819	15,467,187	496,503,037	28,615,092	3,804	3,783

Shares outstanding	16,289,134	1,168,678	5,284,522	776,939	14,912,561	1,029,885	307	224

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$17,244,188	13,070,413	16,678,964	15,953,276
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	6,762	—
Receivable for units sold	4,744	11,540	13,326	4,458

Total assets	17,248,932	13,081,953	16,699,052	15,957,734

Liabilities
Accrued expenses payable to affiliate (note 4c)	3,617	2,630	3,102	3,336
Payable for units withdrawn	—	—	51,542	212

Total liabilities	3,617	2,630	54,644	3,548

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$17,245,315	13,079,323	16,644,408	15,954,186
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	—	—

Net assets	$17,245,315	13,079,323	16,644,408	15,964,186

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	700,945	574,564	695,512	817,700

Net asset value per unit: Type III	$5.24	6.49	6.65	5.90

Outstanding units (note 2b, 4a, and 5): Type IV	120,571	93,687	61,553	45,786

Net asset value per unit: Type IV	$5.24	6.49	6.64	5.89

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	2,157,083	1,008,165	1,656,107	1,379,854

Net asset value per unit: Type VI	$4.74	6.32	5.62	5.78

Outstanding units (note 2b, 4a, and 5): Type VII	576,645	376,910	411,289	501,656

Net asset value per unit: Type VII	$4.71	6.29	5.60	5.75

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—

Investments in securities, at cost	$23,129,660	15,898,804	20,793,341	20,896,074

Shares outstanding	2,466,980	974,677	1,606,837	1,331,659

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
Assets
Investments at fair market value (see cost below; note 2a)	$105,235,269	133,607,321	167,422,952	967	32,515,632	98,947,229	30,396,008	69,629,280
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	5,011	406	—	—	4,482	—	—	2
Receivable for units sold	3,112	—	992	—	32,281	141,676	98,786	877,159

Total assets	105,243,392	133,607,727	167,423,944	967	32,552,395	99,088,905	30,494,794	70,506,441

Liabilities
Accrued expenses payable to affiliate (note 4c)	16,503	21,270	28,939	1	5,975	15,477	6,043	11,338
Payable for units withdrawn	19,384	764,741	284,073	—	39,311	41,654	4,256	38,510

Total liabilities	35,887	786,011	313,012	1	45,286	57,131	10,299	49,848

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$105,204,677	132,821,716	167,016,974	966	32,507,109	99,026,093	30,484,495	70,456,593
Net assets attributable to variable deferred annuity contract owners in the annuitization period	2,828	—	93,958	—	—	5,681	—	—

Net assets	$105,207,505	132,821,716	167,110,932	966	32,507,109	99,031,774	30,484,495	70,456,593

Outstanding units (note 2b, 4a, and 5): Type I	785,562	459,577	510,800	—	—	528,223	—	501,118

Net asset value per unit: Type I	$31.32	25.91	39.79	—	—	29.63	—	29.00

Outstanding units (note 2b, 4a, and 5): Type II	2,011,156	3,279,704	2,749,974	—	—	2,202,687	—	1,361,408

Net asset value per unit: Type II	$30.19	24.97	38.35	—	—	28.55	—	27.95

Outstanding units (note 2b, 4a, and 5): Type III	2,524,137	3,144,719	4,572,961	—	1,234,629	2,032,332	1,058,564	1,634,137

Net asset value per unit: Type III	$7.22	11.51	8.06	—	7.04	9.23	7.06	10.19

Outstanding units (note 2b, 4a, and 5): Type IV	246,315	244,092	575,596	—	236,062	194,552	176,987	128,522

Net asset value per unit: Type IV	$6.75	11.57	7.76	—	7.03	8.92	7.05	9.50

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	2,869,699	—	2,417,368	—

Net asset value per unit: Type VI	$—	—	—	—	6.23	—	6.37	—

Outstanding units (note 2b, 4a, and 5): Type VII	—	—	—	100	691,046	—	1,005,472	—

Net asset value per unit: Type VII	$—	—	—	9.69	6.19	—	6.33	—

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—

Investments in securities, at cost	$201,693,253	131,028,842	228,232,129	1,000	37,987,711	123,407,034	36,118,242	80,806,940

Shares outstanding	3,600,249	11,813,203	6,289,367	36	1,846,430	13,175,397	1,991,875	5,290,979

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$14,819,489	19,670,681	8,173,536	34,284,871	72,850,087	154,947,254
Dividend receivable	—	—	18,841	236,262	245,020	569,359
Receivable from affiliate (note 4b)	—	2	—	—	—	—
Receivable for units sold	—	—	33,644	28,353	149,683	150,144

Total assets	14,819,489	19,670,683	8,226,021	34,549,486	73,244,790	155,666,757

Liabilities
Accrued expenses payable to affiliate (note 4c)	2,260	2,992	20,287	243,189	258,977	597,927
Payable for units withdrawn	6,073	3,600	—	—	21,288	28,484

Total liabilities	8,333	6,592	20,287	243,189	280,265	626,411

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$14,794,611	19,664,091	8,205,734	34,306,297	72,964,525	155,040,346
Net assets attributable to variable deferred annuity contract owners in the annuitization period	16,545	—	—	—	—	—

Net assets	$14,811,156	19,664,091	8,205,734	34,306,297	72,964,525	155,040,346

Outstanding units (note 2b, 4a, and 5): Type I	152,592	132,559	—	—	—	—

Net asset value per unit: Type I	$7.45	11.93	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	1,862,990	1,537,642	—	—	—	—

Net asset value per unit: Type II	$7.34	11.76	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	—	—	267,370	1,311,594	1,989,035	3,335,980

Net asset value per unit: Type III	$—	—	11.58	9.91	12.53	11.69

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	21,171	87,630	249,990	807,952

Net asset value per unit: Type IV	$—	—	11.56	9.90	12.51	11.68

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	332,618	1,559,690	2,265,357	6,050,592

Net asset value per unit: Type VI	$—	—	11.74	9.74	13.41	12.13

Outstanding units (note 2b, 4a, and 5): Type VII	—	—	82,184	541,743	1,088,846	2,751,630

Net asset value per unit: Type VII	$—	—	11.68	9.69	13.35	12.07

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—

Investments in securities, at cost	$20,407,084	34,212,271	7,949,958	34,966,583	71,282,764	151,806,546

Shares outstanding	1,895,075	1,581,244	811,672	4,781,711	6,568,989	15,146, 359

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	The Prudential Series Fund, Inc.			Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc
	Jennison Portfolio — Class II Shares	SP Jennison International Growth Portfolio — Class II Shares	SP U.S. Emerging Growth Portfolio — Class II Shares	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund
Assets
Investments at fair market value (see cost below; note 2a)	$28,356	12,436	57,117	5,133,706	45,894,219	45,831,268	17,404,235
Dividend receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	2	—	—	—	—	1,405
Receivable for units sold	—	—	—	299	4,682	33,347	12,898

Total assets	28,356	12,438	57,117	5,134,005	45,898,901	45,864,615	17,418,538

Liabilities
Accrued expenses payable to affiliate (note 4c)	6	2	13	1,300	7,833	9,469	3,422
Payable for units withdrawn	—	—	—	—	71,411	304	9

Total liabilities	6	2	13	1,300	79,244	9,773	3,431

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$28,350	12,436	57,104	5,132,705	45,769,115	45,854,842	17,415,107
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	—	—	50,542	—	—

Net assets	$28,350	12,436	57,104	5,132,705	45,819,657	45,854,842	17,415,107

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	—	—	296,773	189,374	42,782

Net asset value per unit: Type I	$—	—	—	—	11.00	12.26	10.24

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	—	1,659,852	1,801,349	751,396

Net asset value per unit: Type II	$—	—	—	—	10.89	12.13	10.13

Outstanding units (notes 2b, 4a, and 5): Type III	4,765	2,205	9,695	374,080	2,548,468	1,631,536	929,915

Net asset value per unit: Type III	$5.95	5.64	5.89	3.36	8.91	11.80	9.43

Outstanding units (notes 2b, 4a, and 5): Type IV	—	—	—	58,597	219,643	208,102	65,454

Net asset value per unit: Type IV	$—	—	—	3.36	8.07	11.68	9.11

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	—	—	1,244,185	—	—	—

Net asset value per unit: Type VI	$—	—	—	2.34	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VII	—	—	—	329,408	—	—	—

Net asset value per unit: Type VII	$—	—	—	2.33	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—

Investments in securities, at cost	$35,503	9,109	84,220	8,189,958	58,329,530	45,205,807	18,661,921

Shares outstanding	2,233	2,968	12,283	567,260	4,726,490	4,411,094	1,826,258

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Van Kampen Life Investment Trust
	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
Assets
Investments at fair market value (see cost below; note 2a)	$3,358,754	833,607
Dividend receivable	—	—
Receivable from affiliate (note 4b)	—	—
Receivable for units sold	22,902	18,616

Total assets	3,381,656	852,223

Liabilities
Accrued expenses payable to affiliate (note 4c)	588	146
Payable for units withdrawn	—	—

Total liabilities	588	146

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$3,381,068	852,077
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—

Net assets	$3,381,068	852,077

Outstanding units (notes 2b, 4a, and 5): Type I	—	—

Net asset value per unit: Type I	$—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—

Net asset value per unit: Type II	$—	—

Outstanding units (notes 2b, 4a, and 5): Type III	31,822	13,078

Net asset value per unit: Type III	$8.04	7.26

Outstanding units (notes 2b, 4a, and 5): Type IV	36,666	1,249

Net asset value per unit: Type IV	$8.04	7.26

Outstanding units (notes 2b, 4a, and 5): Type V	—	—

Net asset value per unit: Type V	$—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	221,211	74,860

Net asset value per unit: Type VI	$8.05	7.26

Outstanding units (notes 2b, 4a, and 5): Type VII	130,719	28,218

Net asset value per unit: Type VII	$8.03	7.25

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—

Net asset value per unit: Type VIII	$—	—

Investments in securities, at cost	$3,350,524	896,075

Shares outstanding	370,315	43,759

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Capital Development Fund — Series I Shares	AIM V.I. Core Equity Fund — Series I Shares	AIM V.I. Global Utilities Fund — Series I Shares	AIM V.I. Government Securities Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. New Technology Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	5	52	569	—	—	124,847
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	66,984	—	—	—	—	30,220	—	173,452
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	9,898	—	—	—	—	3,102	—	22,347
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	114	19	36	5	10	3,903	—	198	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	109,507	—	—	—	—	64,369	—	240,519
Expenses — Mortality and expense risk charges and administrative expenses — Note VII (note 4a)	—	42,039	—	—	—	—	26,853	—	101,478
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—	—

Net investment income (expense)	(114)	(228,447)	(36)	—	42	(3,334)	(124,544)	(198)	(412,949)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(9,943)	(1,252,886)	(3)	(15)	102	36,073	(1,059,055)	(41,968)	(2,961,918)
Unrealized appreciation (depreciation)	(455)	(2,886,768)	(1,020)	(94)	(526)	3,187	(1,949,608)	26,317	(9,972,946)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(10,398)	(4,139,654)	(1,023)	(109)	(424)	39,260	(3,008,663)	(15,651)	(12,934,864)

Increase (decrease) in net assets from operations	$(10,512)	(4,368,101)	(1,059)	(109)	(382)	35,926	(3,133,207)	(15,849)	(13,347,813)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	The Alger American Fund		Alliance Variable Products Series Fund, Inc.
	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$82,743	—	429,857	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	107,755	47,176	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type II (note 4a)	1,691,835	657,588	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type III (note 4a)	973,454	316,003	391,822	125,541	21,658
Expenses — Mortality and expense risk charges and administrative expenses —Type IV (note 4a)	130,960	41,157	64,638	8,147	467
Expenses — Mortality and expense risk charges and administrative expenses —Type V (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type VI (note 4a)	—	—	576,247	193,450	35,927
Expenses — Mortality and expense risk charges and administrative expenses —Type VII (note 4a)	—	—	216,221	89,553	10,226
Expenses — Mortality and expense risk charges and administrative expenses —Type VIII (note 4a)	—	—	—	—	—

Net investment income (expense)	(2,821,261)	(1,061,924)	(819,071)	(416,691)	(68,278)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(62,466,759)	(31,257,385)	(4,637,518)	(2,472,645)	(314,272)
Unrealized appreciation (depreciation)	(20,012,342)	7,930,141	(19,001,826)	(7,480,012)	(1,474,752)
Capital gain distributions	—	—	2,642,353	—	—

Net realized and unrealized gain (loss) on investments	(82,479,101)	(23,327,244)	(20,996,991)	(9,952,657)	(1,789,024)

Increase (decrease) in net assets from operations	$(85,300,362)	(24,389,168)	(21,816,062)	(10,369,348)	(1,857,302)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Dreyfus		Eaton Vance Variable Trust
	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating-Rate Income Fund	VT Worldwide Health Sciences Fund
	Year ended December 31, 2002		Period from August 30, 2002 to December 31, 2002	Period from August 30, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$50,713	13,132	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	21,898	7,048	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	14,241	2,218	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	37,121	63,545	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	9,993	13,255	1	6
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—

Net investment income (expense)	(32,540)	(72,934)	(1)	(6)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(132,734)	(181,107)	1	—
Unrealized appreciation (depreciation)	(236,074)	(1,748,112)	1	(644)
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	(368,808)	(1,929,219)	2	(644)

Increase (decrease) in net assets from operations	$(401,348)	(2,002,153)	1	(650)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$1,006,016	6,497,328	1,101,074	—	1,969,626
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	44,495	39,917	—	—	24,826
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	841,390	572,035	—	—	353,663
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	309,861	218,611	76,974	8,893	94,646
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	35,718	24,007	16,438	14,393	12,686
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	78,384	20,175	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	35,257	3,741	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—

Net investment income (expense)	(225,448)	5,642,758	894,021	(47,202)	1,483,805

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(5,794,037)	(7,536,375)	(700,252)	(107,021)	(7,750,548)
Unrealized appreciation (depreciation)	(15,258,183)	2,444,257	85,510	(106,734)	(4,229,150)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(21,052,220)	(5,092,118)	(614,742)	(213,755)	(11,979,698)

Increase (decrease) in net assets from operations	$(21,277,668)	550,640	279,279	(260,957)	(10,495,893)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2
	Year ended December 31, 2002					Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$9,153,166	562,608	948,753	37,853	442,597	9,984,495	3,168,300	199,901
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	1,036,783	—	867,308	—	249,929	1,825,510	381,155	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	4,650,417	—	2,505,030	—	332,535	861,235	3,322,063	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	1,122,186	278,073	1,231,455	150,212	134,180	232,920	1,323,620	189,419
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	123,391	37,011	101,899	31,195	30,539	26,219	159,998	36,008
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	2,257	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	282,691	—	225,789	—	—	—	235,906
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	145,503	—	73,433	—	—	—	87,795
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—

Net investment income (expense)	2,220,389	(180,670)	(3,756,939)	(442,776)	(306,843)	7,038,611	(2,018,536)	(349,227)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(26,990,261)	(2,870,603)	(71,114,136)	(3,307,522)	(30,904,282)	(13,225,813)	(22,661,457)	(860,466)
Unrealized appreciation (depreciation)	(90,309,199)	(8,077,999)	(55,882,133)	(8,287,501)	20,654,924	(20,459,486)	(16,307,912)	(3,118,607)
Capital gain distributions	12,458,476	810,817	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(104,840,984)	(10,137,785)	(126,996,269)	(11,595,023)	(10,249,358)	(33,685,299)	(38,969,369)	(3,979,073)

Increase (decrease) in net assets from operations	$(102,620,595)	(10,318,455)	(130,753,208)	(12,037,799)	(10,556,201)	(26,646,688)	(40,987,905)	(4,328,300)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio	VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$1,541,603	171,770	526,380	266	292,030
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	44,109	—	21,531	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	941,266	—	421,711	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	507,495	78,699	179,546	—	187,174
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	67,412	13,767	22,705	—	22,660
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	381	—	20	208	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	96,386	—	—	376,073
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	49,147	—	—	104,272
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—

Net investment income (expense)	(19,060)	(66,229)	(119,133)	58	(398,149)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(11,960,687)	(822,405)	(9,255,837)	(1,029)	(636,367)
Unrealized appreciation (depreciation)	(10,793,024)	(2,209,558)	(2,884,303)	(564)	(4,686,153)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(22,753,711)	(3,031,963)	(12,140,140)	(1,593)	(5,322,520)

Increase (decrease) in net assets from operations	$(22,772,771)	(3,098,192)	(12,259,273)	(1,535)	(5,720,669)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 2 Shares
Period from September 13, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	5
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—

Net investment income (expense)	(5)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	30
Unrealized appreciation (depreciation)	(11)
Capital gain distributions	—

Net realized and unrealized gain (loss) on investments	19

Increase (decrease) in net assets from operations	$14

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$102,320	5,343,501	297,504	1,441,772	10,065,320	36,074	3,122,836	6,123,439	96,142	2,656,630	773,005	144,090
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	8,219	143,429	9,945	74,608	556,816	8,514	54,791	254,411	—	126,009	17,114	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	75,300	1,015,449	142,902	1,015,374	3,938,666	294,792	646,600	4,292,294	—	982,018	442,550	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	657,590	94,392	931,908	3,885,654	603,633	334,654	2,046,452	158,918	488,472	544,907	71,474
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	93,897	20,769	89,951	863,597	58,583	23,835	242,254	24,648	53,239	49,831	24,519
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	392	3,992	153	58,800	84	506	927	—	182	299	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	22,925	—	276,320	582,102	139,682	—	480,305	235,880	—	131,981	73,078
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	11,383	—	96,452	212,992	38,030	—	195,184	70,380	—	78,450	37,262
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—	—	20,032	—	—

Net investment income (expense)	18,801	3,398,436	25,504	(1,042,994)	(33,307)	(1,107,244)	2,062,450	(1,388,388)	(393,684)	986,678	(492,127)	(62,243)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	633,062	2,051,646	(5,750,195)	(5,595,301)	—	(14,813,675)	3,780,373	(68,168,422)	(1,133,264)	(4,194,322)	(8,584,531)	(665,891)
Unrealized appreciation (depreciation)	1,025,884	2,780,354	(941,053)	(25,105,622)	—	(3,764,413)	(12,377,639)	(75,161,318)	(4,602,081)	(11,279,113)	(10,976,280)	(2,127,728)
Capital gain distributions	—	2,266,382	—	901,324	3,180	366	3,638,615	774,181	186,039	1,109,468	—	—

Net realized and unrealized gain (loss) on investments	1,658,946	7,098,382	(6,691,248)	(29,799,599)	3,180	(18,577,722)	(4,958,651)	(142,555,559)	(5,549,306)	(14,363,967)	(19,560,811)	(2,793,619)

Increase (decrease) in net assets from operations	$1,677,747	10,496,818	(6,665,744)	(30,842,593)	(30,127)	(19,684,966)	(2,896,201)	(143,943,947)	(5,942,990)	(13,377,289)	(20,052,938)	(2,855,862)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Core Equity Portfolio	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$290,061	1,692,268	—	—	11,768,071	1,536,672	1,188,269	58,690	9	4,411,681	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	7,138	122,079	190,502	—	399,260	—	103,428	—	—	68,372	14,735	6,109
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	118,879	1,202,259	1,336,882	—	4,407,493	—	1,607,904	—	—	827,699	92,413	68,534
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	117,323	1,145,247	834,241	50,177	2,260,632	331,028	1,422,752	75,620	—	403,948	115,982	91,453
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	19,790	92,795	97,388	5,430	215,766	46,931	123,867	12,266	—	43,561	10,177	12,577
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	32	—	19	1,317	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	109,333	—	499,656	—	167,540	—	—	59,054	47,767
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	—	23,824	—	214,627	—	40,354	—	—	12,866	12,557
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—	—	—	—	—

Net investment income (expense)	26,931	(870,112)	(2,459,013)	(188,764)	4,484,920	444,430	(2,069,714)	(237,090)	(10)	3,066,784	(305,227)	(238,997)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,722,679)	872,467	(116,460,403)	(1,335,546)	(19,707,165)	(1,161,093)	(43,435,586)	(816,057)	(314)	2,348,159	(3,347,160)	(9,282,404)
Unrealized appreciation (depreciation)	(850,453)	(14,638,775)	53,228,747	(2,815,167)	(26,963,386)	(5,368,914)	3,564,458	(2,553,418)	(316)	2,417,334	(4,206,465)	147,665
Capital gain distributions	—	493,700	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(2,573,132)	(13,272,608)	(63,231,656)	(4,150,713)	(46,670,551)	(6,530,007)	(39,871,128)	(3,369,475)	(630)	4,765,493	(7,553,625)	(9,134,739)

Increase (decrease) in net assets from operations	$(2,546,201)	(14,142,720)	(65,690,669)	(4,339,477)	(42,185,631)	(6,085,577)	(41,940,842)	(3,606,565)	(640)	7,832,277	(7,858,852)	(9,373,736)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares	Bond Portfolio	Mid Cap Value Portfolio
	Year ended December 31, 2002						Period from September 13, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	1,064,870	175,274	3,674,174	151,405	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	449,797	—	94,246	—	638,063	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	2,795,381	—	1,079,608	—	4,208,311	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	1,492,700	89,182	530,587	56,400	1,285,202	98,950	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	165,811	12,762	120,233	84,601	169,444	28,951	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	5,857	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	167,511	—	109,968	—	192,550	5	5
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	52,368	—	31,312	—	68,874	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—

Net investment income (expense)	(4,903,689)	(321,823)	(765,661)	(107,007)	(2,626,846)	(237,920)	(5)	(5)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(99,920,991)	(1,765,277)	(41,836,662)	1,675,647	(88,689,406)	(2,925,905)	4	33
Unrealized appreciation (depreciation)	(7,717,037)	(4,813,693)	5,324,774	(1,538,425)	(49,777,584)	(4,241,986)	49	(42)
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(107,638,028)	(6,578,970)	(36,511,888)	137,222	(138,466,990)	(7,167,891)	53	(9)

Increase (decrease) in net assets from operations	$(112,541,717)	(6,900,793)	(37,277,549)	30,215	(141,093,836)	(7,405,811)	48	(14)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	54,178	—	364,009
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	62,465	59,847	73,050	70,507
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	10,508	8,594	7,678	4,782
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	150,654	88,315	113,639	115,767
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	42,108	38,726	32,292	42,010
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—

Net investment income (expense)	(265,735)	(141,304)	(226,659)	130,943

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,261,130)	(724,894)	(1,110,349)	(1,669,571)
Unrealized appreciation (depreciation)	(4,328,035)	(2,433,416)	(4,476,901)	(2,574,748)
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	(5,589,165)	(3,158,310)	(5,587,250)	(4,244,319)

Increase (decrease) in net assets from operations	$(5,854,900)	(3,299,614)	(5,813,909)	(4,113,376)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31, 2002			Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$1,058,603	9,153,515	1,529,837	—	105,766	11,871,529	155,238	2,906,622
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	388,005	139,744	322,027	—	—	208,424	—	196,613
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	1,180,183	1,140,608	2,091,736	—	—	1,038,792	—	650,938
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	373,184	497,570	791,508	—	132,923	233,878	115,401	222,723
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	37,025	51,589	96,573	—	23,108	27,745	20,993	25,492
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	214,318	—	203,576	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	—	1	56,963	—	88,902	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—

Net investment income (expense)	(919,794)	7,324,004	(1,772,007)	(1)	(321,546)	10,362,690	(273,634)	1,810,856

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(42,699,762)	(2,290,860)	(48,362,276)	18	(1,589,922)	(13,523,864)	(995,387)	(4,377,605)
Unrealized appreciation (depreciation)	(8,201,440)	4,194,633	(33,111,732)	(33)	(5,608,851)	(1,394,111)	(5,231,300)	(8,886,121)
Capital gain distributions	—	—	—	—	—	—	—	1,206,403

Net realized and unrealized gain (loss) on investments	(50,901,202)	1,903,773	(81,474,008)	(15)	(7,198,773)	(14,917,975)	(6,226,687)	(12,057,323)

Increase (decrease) in net assets from operations	$(51,820,996)	9,227,777	(83,246,015)	(16)	(7,520,319)	(4,555,285)	(6,500,321)	(10,246,467)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	184,474	1,754,290	3,239,333	4,271,390
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	22,613	27,317	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	275,354	382,876	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	37,329	128,812	245,561	437,869
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	4,583	16,357	38,643	113,001
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	32,535	137,122	284,293	655,594
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	7,698	55,295	153,023	331,954
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—

Net investment income (expense)	(297,967)	(410,193)	102,329	1,416,704	2,517,813	2,732,972

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(4,442,783)	(12,049,095)	32,697	(591,390)	485,655	177,209
Unrealized appreciation (depreciation)	(3,716,947)	1,566,981	214,621	(524,325)	2,464,132	3,656,979
Capital gain distributions	—	—	29,547	—	1,578,385	1,465,042

Net realized and unrealized gain (loss) on investments	(8,159,730)	(10,482,114)	276,865	(1,115,715)	4,528,172	5,299,230

Increase (decrease) in net assets from operations	$(8,457,697)	(10,892,307)	379,194	300,989	7,045,985	8,032,202

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	The Prudential Series Fund, Inc.			Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc
	Jennison Portfolio — Class II Shares	SP Jennison International Growth Portfolio — Class II Shares	SP U.S. Emerging Growth Portfolio — Class II Shares	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	—	614,465	2,144,973	262,240
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	46,024	17,905	4,054
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—	324,937	261,921	102,923
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	530	1,233	1,143	19,323	437,491	245,645	134,297
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	—	1,679	37,377	33,652	8,668
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	48,003	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	—	12,484	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—

Net investment income (expense)	(530)	(1,233)	(1,143)	(81,489)	(231,364)	1,585,850	12,298

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(77)	96,716	(10,193)	(1,214,189)	(7,068,735)	314,932	(406,813)
Unrealized appreciation (depreciation)	(12,635)	4,183	(24,612)	(1,613,739)	(10,510,993)	916,210	(1,032,748)
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(12,712)	100,899	(34,805)	(2,827,928)	(17,579,728)	1,231,142	(1,439,561)

Increase (decrease) in net assets from operations	$(13,242)	99,666	(35,948)	(2,909,417)	(17,811,092)	2,816,992	(1,427,263)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Van Kampen Life Investment Trust
	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	737	185
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	1,322	93
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	6,786	2,163
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	4,687	931
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—

Net investment income (expense)	(13,532)	(3,372)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(23,395)	(18,620)
Unrealized appreciation (depreciation)	8,230	(62,467)
Capital gain distributions	—	—

Net realized and unrealized gain (loss) on investments	(15,165)	(81,087)

Increase (decrease) in net assets from operations	$(28,697)	(84,459)

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares		AIM V.I. Capital Appreciation Fund — Series I Shares		AIM V.I. Capital Development Fund — Series I Shares		AIM V.I. Core Equity Fund — Series I Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(114)	(27)	(228,447)	(121,951)	(36)	(15)	—	(13)
Net realized gain (loss)	(9,943)	(420)	(1,252,886)	(1,143,306)	(3)	(124)	(15)	(375)
Unrealized appreciation (depreciation) on investments	(455)	566	(2,886,768)	(1,045,492)	(1,020)	25	(94)	5
Capital gain distributions	—	—	—	1,247,366	—	—	—	—

Increase (decrease) in net assets from operations	(10,512)	119	(4,368,101)	(1,063,383)	(1,059)	(114)	(109)	(383)

From capital transactions:
Net premiums	705	8,000	3,361,198	7,471,475	—	—	1,088	168
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(90,500)	(36,696)	—	—	—	—
Surrenders	(244)	(861)	(936,488)	(340,630)	—	—	—	—
Administrative expenses (note 4a)	705	—	(13,304)	(1,216)	—	—	—	—
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(702)	6	3,541,435	5,700,803	2	1	—	7
Transfers (to) from other subaccounts	2,859	501	(1,856,784)	1,874,285	866	5,015	155	478

Increase (decrease) in net assets from capital transactions (note 5)	3,323	7,646	4,005,557	14,668,021	868	5,016	1,243	653

Increase (decrease) in net assets	(7,189)	7,765	(362,544)	13,604,638	(191)	4,902	1,134	270
Net assets at beginning of year	9,031	1,266	15,792,255	2,187,617	4,902	—	270	—

Net assets at end of year	$1,842	9,031	15,429,711	15,792,255	4,711	4,902	1,404	270

Changes in units (note 5):
Units purchased	600	1,320	1,301,411	2,168,286	117	506	201	39
Units redeemed	(1,571)	(134)	(546,194)	(54,999)	—	—	—	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(971)	1,186	755,217	2,113,287	117	506	201	39

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	AIM Variable Insurance Funds (continued)
	AIM V.I. Global Utilities Fund — Series I Shares		AIM V.I. Government Securities Fund — Series I Shares		AIM V.I. Growth Fund — Series I Shares		AIM V.I. New Technology Fund — Series I Shares		AIM V.I. Premier Equity Fund — Series I Shares
	Year ended December 31, 2002	Period from January 4, 2001 to December 31, 2001	Year ended December 31, 2002	Period from March 19, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31,
					2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$42	(3)	(3,334)	226	(124,544)	(59,266)	(198)	1,050	(412,949)	(233,771)
Net realized gain (loss)	102	(1,843)	36,073	—	(1,059,055)	(534,407)	(41,968)	(777)	(2,961,918)	(596,280)
Unrealized appreciation (depreciation) on investments	(526)	586	3,187	49	(1,949,608)	(1,004,200)	26,317	(25,931)	(9,972,946)	(1,850,658)
Capital gain distributions	—	98	—	—	—	—	—	28,977	—	653,741

Increase (decrease) in net assets from operations	(382)	(1,162)	35,926	275	(3,133,207)	(1,597,873)	(15,849)	3,319	(13,347,813)	(2,026,968)

From capital transactions:
Net premiums	855	832	1,935	800	2,122,936	5,358,567	15,994	22,926	9,012,833	20,782,363
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	(30,397)	(21,600)	—	(42)	(497,976)	(277,345)
Surrenders	—	(49)	(508,186)	—	(398,150)	(168,771)	(375)	—	(1,823,347)	(443,729)
Administrative expenses (note 4a)	—	—	—	—	(7,906)	(905)	—	—	(31,542)	(2,337)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	2	7	109	1	2,011,516	2,827,876	4	6	7,610,994	11,220,211
Transfers (to) from other subaccounts	1	1,422	1,985,835	8,012	(681,930)	(625,247)	(46,115)	25,138	(3,938,928)	91,277

Increase (decrease) in net assets from capital transactions (note 5)	858	2,212	1,479,693	8,813	3,016,069	7,369,920	(30,492)	48,028	10,332,034	31,370,440

Increase (decrease) in net assets	476	1,050	1,515,619	9,088	(117,138)	5,772,047	(46,341)	51,347	(3,015,779)	29,343,472
Net assets at beginning of year	1,050	—	9,088	—	7,810,050	2,038,003	53,447	2,100	34,043,669	4,700,197

Net assets at end of year	$1,526	1,050	1,524,707	9,088	7,692,912	7,810,050	7,106	53,447	31,027,890	34,043,669

Changes in units (note 5):
Units purchased	147	156	169,453	822	899,312	1,362,613	6,070	15,013	2,321,149	3,929,621
Units redeemed	—	(3)	(43,322)	—	(242,795)	(136,282)	(17,644)	(13)	(877,434)	(91,105)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	147	153	126,131	822	656,517	1,226,331	(11,574)	15,000	1,443,715	3,838,516

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	The Alger American Fund				Alliance Variable Product Series Fund, Inc.
	Alger American Growth Portfolio		Alger American Small Capitalization Portfolio		Growth and Income Portfolio — Class B		Premier Growth Portfolio — Class B		Quasar Portfolio — Class B
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,821,261)	(3,926,045)	(1,061,924)	(1,484,180)	(819,071)	(297,148)	(416,691)	(244,816)	(68,278)	(35,451)
Net realized gain (loss)	(62,466,759)	(42,931,677)	(31,257,385)	(61,207,246)	(4,637,518)	(575,527)	(2,472,645)	(905,062)	(314,272)	(267,565)
Unrealized appreciation (depreciation) on investments	(20,012,342)	(47,996,826)	7,930,141	17,664,751	(19,001,826)	(817,306)	(7,480,012)	(2,097,646)	(1,474,752)	23,695
Capital gain distributions	—	42,682,659	—	—	2,642,353	775,214	—	809,253	—	117,347

Increase (decrease) in net assets from operations	(85,300,362)	(52,171,889)	(24,389,168)	(45,026,675)	(21,816,062)	(914,767)	(10,369,348)	(2,438,271)	(1,857,302)	(161,974)

From capital transactions:
Net premiums	909,694	10,885,327	586,620	3,991,956	27,373,163	36,549,497	6,069,512	14,294,217	1,149,491	2,282,587
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,475,793)	(2,849,666)	(639,937)	(685,700)	(381,133)	(190,368)	(296,124)	(137,550)	(1,969)	(2,767)
Surrenders	(22,029,506)	(23,692,973)	(8,931,595)	(7,799,646)	(3,793,676)	(725,995)	(1,299,693)	(437,191)	(122,777)	(44,425)
Administrative expenses (note 4a)	(245,816)	(314,849)	(93,538)	(107,603)	(67,979)	(1,101)	(24,230)	(2,512)	(3,348)	(93)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(2,837,383)	7,545,339	(356,054)	3,004,525	29,167,836	21,803,914	5,973,124	10,014,968	828,542	1,579,722
Transfers (to) from other subaccounts	(42,079,361)	(25,001,077)	(3,917,284)	(4,985,946)	(3,301,402)	3,362,004	(2,235,041)	(97,465)	(346,699)	302,716

Increase (decrease) in net assets from capital transactions (note 5)	(67,758,165)	(33,427,899)	(13,351,788)	(6,582,414)	48,996,809	60,797,951	8,187,548	23,634,467	1,503,240	4,117,740

Increase (decrease) in net assets	(153,058,527)	(85,599,788)	(37,740,956)	(51,609,089)	27,180,747	59,883,184	(2,181,800)	21,196,196	(354,062)	3,955,766
Net assets at beginning of year	284,598,362	370,198,150	94,003,042	145,612,131	61,538,531	1,655,347	27,175,842	5,979,646	4,390,514	434,748

Net assets at end of year	$131,539,835	284,598,362	56,262,086	94,003,042	88,719,278	61,538,531	24,994,042	27,175,842	4,036,452	4,390,514

Changes in units (note 5):
Units purchased	82,999	1,296,640	91,433	916,180	5,940,517	5,764,881	2,009,644	3,269,836	281,760	511,540
Units redeemed	(6,266,315)	(3,618,980)	(2,179,377)	(1,751,346)	(792,999)	(86,942)	(643,376)	(91,721)	(67,668)	(5,990)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(6,183,316)	(2,322,340)	(2,087,944)	(835,166)	5,147,518	5,677,939	1,366,268	3,178,115	214,092	505,550

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Dreyfus				Eaton Vance Variable Trust
	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares		The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares		VT Floating-Rate Income Fund	VT Worldwide Health Sciences Fund
	Year ended December 31,		Year ended December 31,		Period from May 1, 2002 to December 31, 2002	Period from May 1, 2002 to December 31, 2002
	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(32,540)	3,807	(72,934)	(70,376)	(1)	(6)
Net realized gain (loss)	(132,734)	1,498	(181,107)	(142,691)	1	—
Unrealized appreciation (depreciation) on investments	(236,074)	102,039	(1,748,112)	(1,061,003)	1	(644)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(401,348)	107,344	(2,002,153)	(1,274,070)	1	(650)

From capital transactions:
Net premiums	2,250,364	912,119	759,010	5,539,339	—	31,041
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(29,339)	—	(4,945)	(10,553)	—	—
Surrenders	(868,486)	(20,185)	(114,198)	(40,353)	—	—
Administrative expenses (note 4a)	(3,576)	(62)	(10,265)	(253)	—	—
Capital contribution (withdrawal)	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	1,128,810	316,945	612,162	1,092,852	2,069	(9)
Transfers (to) from other subaccounts	378,974	1,775,921	(136,723)	66,787	—	—

Increase (decrease) in net assets from capital transactions (note 5)	2,856,747	2,984,738	1,105,041	6,647,819	2,069	31,032

Increase (decrease) in net assets	2,455,399	3,092,082	(897,112)	5,373,749	2,070	30,382
Net assets at beginning of year	3,223,062	130,980	5,820,849	447,100	—	—

Net assets at end of year	$5,678,461	3,223,062	4,923,737	5,820,849	2,070	30,382

Changes in units (note 5):
Units purchased	438,438	360,080	226,042	829,870	208	3,029
Units redeemed	(105,101)	(2,401)	(43,969)	(6,306)	—	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	333,337	357,679	182,073	823,564	208	3,029

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares		Federated High Income Bond Fund II — Primary Shares		Federated High Income Bond Fund II — Service Shares		Federated International Small Company Fund II		Federated Utility Fund II
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(225,448)	(64,206)	5,642,758	5,203,561	894,021	74,705	(47,202)	(17,258)	1,483,805	1,070,377
Net realized gain (loss)	(5,794,037)	(1,144,469)	(7,536,375)	(8,341,037)	(700,252)	(31,976)	(107,021)	7,681	(7,750,548)	(2,745,661)
Unrealized appreciation (depreciation) on investments	(15,258,183)	(5,763,692)	2,444,257	3,591,100	85,510	(127,498)	(106,734)	(123,378)	(4,229,150)	(6,865,095)
Capital gain distributions	—	626,171	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(21,277,668)	(6,346,196)	550,640	453,624	279,279	(84,769)	(260,957)	(132,955)	(10,495,893)	(8,540,379)

From capital transactions:
Net premiums	327,653	3,754,852	396,063	1,517,968	5,078,647	4,173,898	1,508,761	867,261	97,911	1,359,898
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,324,524)	(1,062,185)	(1,028,580)	(731,236)	(136,784)	(57,383)	—	—	(430,195)	(682,892)
Surrenders	(8,959,259)	(7,702,167)	(7,727,366)	(5,006,419)	(1,354,161)	(146,779)	(382,784)	(266,055)	(5,177,323)	(4,394,068)
Administrative expenses (note 4a)	(103,367)	(109,765)	(53,992)	(52,590)	(13,040)	(726)	(1,039)	(10)	(41,193)	(54,050)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(2,065,035)	2,126,036	(426,972)	1,767,110	4,256,098	2,210,777	343,073	512,487	(788,522)	1,786,616
Transfers (to) from other subaccounts	(3,341,702)	8,473,822	7,253,120	(145,296)	4,213,927	791,468	231,449	247,616	(2,048,175)	(1,454,651)

Increase (decrease) in net assets from capital transactions (note 5)	(15,466,234)	5,480,593	(1,587,727)	(2,650,463)	12,044,687	6,971,255	1,699,460	1,361,299	(8,387,497)	(3,439,147)

Increase (decrease) in net assets	(36,743,902)	(865,603)	(1,037,087)	(2,196,839)	12,323,966	6,886,486	1,438,503	1,228,344	(18,883,390)	(11,979,526)
Net assets at beginning of year	103,001,033	103,866,636	58,985,110	61,181,949	7,312,855	426,369	1,315,723	87,379	45,628,337	57,607,863

Net assets at end of year	$66,257,131	103,001,033	57,948,023	58,985,110	19,636,821	7,312,855	2,754,226	1,315,723	26,744,947	45,628,337

Changes in units (note 5):
Units purchased	27,559	1,419,812	62,488	42,218	1,463,866	741,312	431,785	241,531	9,168	194,869
Units redeemed	(1,326,299)	(877,174)	(75,405)	(76,247)	(162,745)	(21,167)	(80,852)	(40,074)	(792,356)	(409,568)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(1,298,740)	542,638	(12,917)	(34,029)	1,301,121	720,145	350,933	201,457	(783,188)	(214,699)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)
	VIP Equity- Income Portfolio		VIP Equity- Income Portfolio — Service Class 2		VIP Growth Portfolio		VIP Growth Portfolio — Service Class 2		VIP Overseas Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$2,220,389	2,276,329	(180,670)	(192,979)	(3,756,939)	(6,971,859)	(442,776)	(218,776)	(306,843)	3,449,594
Net realized gain (loss)	(26,990,261)	1,178,829	(2,870,603)	(315,764)	(71,114,136)	(42,421,956)	(3,307,522)	(624,990)	(30,904,282)	(18,275,549)
Unrealized appreciation (depreciation) on investments	(90,309,199)	(75,592,678)	(8,077,999)	(122,220)	(55,882,133)	(117,986,402)	(8,287,501)	(1,026,349)	20,654,924	(11,403,525)
Capital gain distributions	12,458,476	30,207,242	810,817	101,121	—	42,968,241	—	268,325	—	7,145,580

Increase (decrease) in net assets from operations	(102,620,595)	(41,930,278)	(10,318,455)	(529,842)	(130,753,208)	(124,411,976)	(12,037,799)	(1,601,790)	(10,556,201)	(19,083,900)

From capital transactions:
Net premiums	2,064,861	13,482,354	18,440,514	22,344,669	1,584,011	15,442,813	7,659,301	18,991,410	104,711	3,258,924
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(5,894,836)	(5,351,252)	(288,408)	(146,412)	(2,936,193)	(4,540,521)	(136,507)	(73,208)	(497,928)	(358,341)
Surrenders	(71,524,823)	(75,266,482)	(2,337,306)	(646,452)	(43,820,727)	(58,135,804)	(1,527,159)	(508,006)	(7,423,256)	(11,801,792)
Administrative expenses (note 4a)	(591,340)	(663,726)	(35,411)	(854)	(489,389)	(678,066)	(25,469)	(1,696)	(84,255)	(115,760)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(9,675,136)	5,652,000	15,009,322	9,941,674	(5,598,663)	11,692,408	7,041,420	8,560,416	(2,388,226)	1,145,668
Transfers (to) from other subaccounts	4,213,332	32,329,189	2,630,925	1,050,166	(47,411,539)	(40,706,964)	298,166	972,665	(3,992,961)	(7,775,715)

Increase (decrease) in net assets from capital transactions (note 5)	(81,407,942)	(29,817,917)	33,419,636	32,542,791	(98,672,500)	(76,926,134)	13,309,752	27,941,581	(14,281,915)	(15,647,016)

Increase (decrease) in net assets	(184,028,537)	(71,748,195)	23,101,181	32,012,949	(229,425,708)	(201,338,110)	1,271,953	26,339,791	(24,838,116)	(34,730,916)
Net assets at beginning of year	581,778,792	653,526,987	33,672,755	1,659,806	463,522,637	664,860,747	29,424,369	3,084,578	63,140,350	97,871,266

Net assets at end of year	$397,750,255	581,778,792	56,773,936	33,672,755	234,096,929	463,522,637	30,696,322	29,424,369	38,302,234	63,140,350

Changes in units (note 5):
Units purchased	176,710	4,835,349	3,839,337	3,270,732	90,345	829,554	2,435,137	3,778,688	6,818	171,215
Units redeemed	(2,433,548)	(3,897,861)	(283,218)	(77,887)	(5,699,671)	(3,197,903)	(248,070)	(77,159)	(813,369)	(811,707)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(2,256,838)	937,488	3,556,119	3,192,845	(5,609,326)	(2,368,349)	2,187,067	3,701,529	(806,551)	(640,492)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund II (“VIP II”)						Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP II Asset ManagerSM Portfolio		VIP II Contrafund® Portfolio		VIP II Contrafund® Portfolio — Service Class 2		VIP III Growth & Income Portfolio		VIP III Growth & Income Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$7,038,611	10,503,443	(2,018,536)	(2,503,699)	(349,227)	(182,885)	(19,060)	(143,227)	(66,229)	(72,118)
Net realized gain (loss)	(13,225,813)	(7,621,838)	(22,661,457)	(13,723,185)	(860,466)	(204,654)	(11,960,687)	(6,226,662)	(822,405)	(171,603)
Unrealized appreciation (depreciation) on investments	(20,459,486)	(27,713,515)	(16,307,912)	(69,893,964)	(3,118,607)	(632,281)	(10,793,024)	(14,385,625)	(2,209,558)	(98,935)
Capital gain distributions	—	5,395,185	—	13,516,916	—	121,429	—	5,695,008	—	84,378

Increase (decrease) in net assets from operations	(26,646,688)	(19,436,725)	(40,987,905)	(72,603,932)	(4,328,300)	(898,391)	(22,772,771)	(15,060,506)	(3,098,192)	(258,278)

From capital transactions:
Net premiums	824,806	2,747,180	1,087,687	8,964,960	13,753,126	18,046,670	393,144	5,877,531	5,208,975	7,777,890
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(2,573,512)	(2,199,971)	(3,010,964)	(3,332,230)	(555,012)	1,731	(1,386,576)	(1,424,095)	(395,607)	(24,619)
Surrenders	(35,873,187)	(60,060,644)	(45,891,019)	(38,653,688)	(1,624,706)	(502,559)	(9,301,577)	(8,824,078)	(789,210)	(294,513)
Administrative expenses (note 4a)	(486,372)	(660,441)	(439,424)	(460,392)	(24,795)	(1,351)	(130,991)	(130,627)	(13,184)	(383)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(4,425,345)	898,118	(6,198,177)	7,961,982	6,828,114	5,488,723	(1,561,316)	5,000,576	3,478,106	3,019,500
Transfers (to) from other subaccounts	(6,469,934)	(8,725,157)	(7,932,223)	(33,044,396)	662,760	776,426	(3,894,073)	690,658	(598,866)	1,199,190

Increase (decrease) in net assets from capital transactions (note 5)	(49,003,544)	(68,000,915)	(62,384,120)	(58,563,764)	19,039,487	23,809,640	(15,881,389)	1,189,965	6,890,214	11,677,065

Increase (decrease) in net assets	(75,650,232)	(87,437,640)	(103,372,025)	(131,167,696)	14,711,187	22,911,249	(38,654,160)	(13,870,541)	3,792,022	11,418,787
Net assets at beginning of year	277,460,728	364,898,368	405,220,950	536,388,646	26,251,487	3,340,238	127,111,818	140,982,359	12,834,414	1,415,627

Net assets at end of year	$201,810,496	277,460,728	301,848,925	405,220,950	40,962,674	26,251,487	88,457,658	127,111,818	16,626,436	12,834,414

Changes in units (note 5):
Units purchased	34,048	130,019	58,192	718,386	2,659,043	2,828,567	39,164	1,891,476	1,070,730	1,341,595
Units redeemed	(2,058,298)	(2,559,860)	(3,391,692)	(3,239,689)	(276,049)	(58,618)	(1,632,540)	(1,699,823)	(221,612)	(35,736)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(2,024,250)	(2,429,841)	(3,333,500)	(2,521,303)	2,382,994	2,769,949	(1,593,376)	191,653	849,118	1,305,859

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund III (“VIP III”) (continued)
	VIP III Growth Opportunities Portfolio		VIP III Mid Cap Portfolio		VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(119,133)	(685,010)	58	(39)	(398,149)	(243,786)
Net realized gain (loss)	(9,255,837)	(9,104,519)	(1,029)	(373)	(636,367)	(75,666)
Unrealized appreciation (depreciation) on investments	(2,884,303)	(3,715,865)	(564)	462	(4,686,153)	1,182,536
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(12,259,273)	(13,505,394)	(1,535)	50	(5,720,669)	863,084

From capital transactions:
Net premiums	154,821	2,591,363	1,685	1,270	15,981,056	17,365,942
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(417,856)	(464,333)	—	—	(249,090)	(138,580)
Surrenders	(4,045,649)	(4,262,235)	—	(81)	(2,142,496)	(438,357)
Administrative expenses (note 4a)	(56,990)	(77,633)	—	—	(34,831)	(1,588)
Capital contribution (withdrawal)	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(1,041,312)	770,435	—	14	11,739,839	10,177,706
Transfers (to) from other subaccounts	(6,939,866)	(14,455,911)	8,248	18,248	670,051	1,267,541

Increase (decrease) in net assets from capital transactions (note 5)	(12,346,852)	(15,898,314)	9,933	19,451	25,964,529	28,232,664

Increase (decrease) in net assets	(24,606,125)	(29,403,708)	8,398	19,501	20,243,860	29,095,748
Net assets at beginning of year	58,305,219	87,708,927	21,779	2,278	32,227,855	3,132,107

Net assets at end of year	$33,699,094	58,305,219	30,177	21,779	52,471,715	32,227,855

Changes in units (note 5):
Units purchased	18,922	372,922	1,125	1,856	2,892,870	2,925,752
Units redeemed	(1,526,660)	(2,131,693)	—	(8)	(242,410)	(58,762)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(1,507,738)	(1,758,771)	1,125	1,848	2,650,460	2,866,990

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 2 Shares
Period from September 13, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(5)
Net realized gain (loss)	30
Unrealized appreciation (depreciation) on investments	(11)
Capital gain distributions	—

Increase (decrease) in net assets from operations	14

From capital transactions:
Net premiums	3,783
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—
Surrenders	—
Administrative expenses (note 4a)	—
Capital contribution (withdrawal)	—
Transfers (to) from the Guarantee Account	(26)
Transfers (to) from other subaccounts	—

Increase (decrease) in net assets from capital transactions (note 5)	3,757

Increase (decrease) in net assets	3,771
Net assets at beginning of year	—

Net assets at end of year	$3,771

Changes in units (note 5):
Units purchased	374
Units redeemed	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	374

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc.
	Global Income Fund		Income Fund		International Equity Fund		Mid-Cap Value Equity Fund		Money Market Fund		Premier Growth Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets From operations:
Net investment income (expense)	$18,801	(48,245)	3,398,436	3,278,951	25,504	14,144	(1,042,994)	(706,339)	(33,307)	13,848,766	(1,107,244)	(1,026,265)
Net realized gain (loss)	633,062	(205,182)	2,051,646	1,135,392	(5,750,195)	(8,717,479)	(5,595,301)	1,204,737	—	—	(14,813,675)	(5,199,369)
Unrealized appreciation (depreciation) on investments	1,025,884	62,272	2,780,354	(606,614)	(941,053)	575,436	(25,105,622)	(7,202,105)	—	—	(3,764,413)	(4,192,867)
Capital gain distributions	—	—	2,266,382	—	—	148,510	901,324	5,748,762	3,180	—	366	2,401,767

Increase (decrease) in net assets from operations	1,677,747	(191,155)	10,496,818	3,807,729	(6,665,744)	(7,979,389)	(30,842,593)	(954,945)	(30,127)	13,848,766	(19,684,966)	(8,016,734)

From capital transactions:
Net premiums	48,415	40,407	6,097,797	2,606,095	149,421	1,670,370	17,009,914	24,612,394	157,595,692	227,354,709	8,866,098	14,264,418
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(28,157)	(47,506)	(2,199,879)	(867,978)	(134,468)	(125,879)	(1,065,848)	(654,443)	(4,764,503)	(6,219,119)	(612,317)	(455,231)
Surrenders	(1,039,277)	(277,236)	(18,893,922)	(8,615,763)	(2,323,898)	(1,947,111)	(14,932,396)	(8,675,913)	(273,311,984)	(194,807,725)	(5,220,449)	(3,977,140)
Administrative expenses (note 4a)	(6,924)	(2,818)	(151,821)	(78,405)	(20,115)	(21,079)	(187,698)	(106,400)	(695,515)	(517,702)	(66,868)	(53,347)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	(60,748)	—	—	—	—
Transfers (to) from the Guarantee Account	(381,841)	276,280	(1,400,822)	2,037,573	(186,768)	879,391	11,028,736	9,242,374	(71,074,326)	22,579,282	4,740,213	5,426,748
Transfers (to) from other subaccounts	8,307,634	62,731	104,746,722	35,394,056	1,158,577	(179,436)	11,447,728	37,715,483	162,485,172	141,804,870	819,871	7,717,900

Increase (decrease) in net assets from capital transactions (note 5)	6,899,850	51,858	88,198,075	30,475,578	(1,357,251)	276,256	23,300,436	62,011,999	(29,765,464)	190,194,315	8,526,548	22,923,348

Increase (decrease) in net assets	8,577,597	(139,297)	98,694,893	34,283,307	(8,022,995)	(7,703,133)	(7,542,157)	61,117,802	(29,795,591)	204,043,081	(11,158,418)	14,906,614
Net assets at beginning of year	8,536,767	8,676,064	90,893,485	56,610,178	32,699,737	40,402,870	162,493,300	101,375,498	674,464,079	470,420,998	82,175,544	67,268,930

Net assets at end of year	$17,114,364	8,536,767	189,588,378	90,893,485	24,676,742	32,699,737	154,951,143	162,493,300	644,668,488	674,464,079	71,017,126	82,175,544

Changes in units (note 5):
Units purchased	1,414,065	38,950	9,322,316	3,486,966	246,311	1,509,400	3,764,033	5,767,566	44,405,150	16,521,356	1,896,026	2,819,176
Units redeemed	(248,770)	(33,612)	(1,907,626)	(832,521)	(210,917)	(1,376,346)	(1,537,602)	(765,180)	(44,268,671)	(8,490,669)	(777,014)	(460,833)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	1,165,295	5,338	7,414,690	2,654,445	35,394	133,054	2,226,431	5,002,386	136,479	8,030,687	1,119,012	2,358,343

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		S&P 500® Index Fund		Small-Cap Value Equity Fund		Total Return Fund		U.S. Equity Fund		Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$2,062,450	2,211,460	(1,388,388)	(2,805,255)	(393,684)	(41,852)	986,678	1,451,317	(492,127)	(534,255)	(62,243)	(12,214)
Net realized gain (loss)	3,780,373	2,302,067	(68,168,422)	(27,829,368)	(1,133,264)	(20,031)	(4,194,322)	(1,039,644)	(8,584,531)	(3,036,955)	(665,891)	(139,351)
Unrealized appreciation (depreciation) on investments	(12,377,639)	1,789,059	(75,161,318)	(74,140,998)	(4,602,081)	707,039	(11,279,113)	(7,262,090)	(10,976,280)	(4,418,280)	(2,127,728)	(109,710)
Capital gain distributions	3,638,615	843,132	774,181	7,656,129	186,039	548,300	1,109,468	1,559,446	—	309,317	—	—

Increase (decrease) in net assets from operations	(2,896,201)	7,145,718	(143,943,947)	(97,119,492)	(5,942,990)	1,193,456	(13,377,289)	(5,290,971)	(20,052,938)	(7,680,173)	(2,855,862)	(261,275)

From capital transactions:
Net premiums	268,840	2,426,706	28,342,656	53,679,836	16,843,382	10,214,695	2,135,169	5,910,782	9,675,813	12,218,130	7,049,937	6,800,445
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(334,780)	(400,477)	(5,350,800)	(7,007,692)	(164,684)	(47,355)	(993,135)	(1,078,099)	(977,422)	(682,275)	(158,620)	(16,286)
Surrenders	(9,990,366)	(4,157,768)	(49,724,266)	(48,078,623)	(1,644,802)	(166,929)	(13,333,546)	(11,790,492)	(5,328,849)	(3,425,533)	(510,244)	(118,765)
Administrative expenses (note 4a)	(91,435)	(49,840)	(628,728)	(644,024)	(21,459)	(352)	(126,830)	(125,521)	(83,653)	(65,664)	(11,325)	(162)
Capital contribution (withdrawal)	(21,832,094)	—	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(1,820,259)	899,900	12,874,041	38,203,351	10,706,569	3,655,477	1,844,282	3,527,314	5,509,911	6,547,988	3,377,212	2,304,928
Transfers (to) from other subaccounts	19,212,041	9,730,137	(38,147,622)	(13,907,382)	(988,208)	5,102,428	6,297,692	10,959,313	5,107,641	10,432,286	371,486	28,330

Increase (decrease) in net assets from capital transactions (note 5)	(14,588,053)	8,448,658	(52,634,719)	22,245,466	24,730,798	18,757,964	(4,176,368)	7,403,297	13,903,441	25,024,932	10,118,446	8,998,490

Increase (decrease) in net assets	(17,484,254)	15,594,376	(196,578,666)	(74,874,026)	18,787,808	19,951,420	(17,553,657)	2,112,326	(6,149,497)	17,344,759	7,262,584	8,737,215
Net assets at beginning of year	85,051,315	69,456,939	615,837,450	690,711,476	20,190,503	239,083	125,670,323	123,557,997	85,448,538	68,103,779	8,938,486	201,271

Net assets at end of year	$67,567,061	85,051,315	419,258,784	615,837,450	38,978,311	20,190,503	108,116,666	125,670,323	79,299,041	85,448,538	16,201,070	8,938,486

Changes in units (note 5):
Units purchased	1,124,979	799,186	6,580,971	23,506,941	2,339,854	1,656,293	1,085,818	1,779,131	2,397,711	2,819,479	1,306,126	982,097
Units redeemed	(762,675)	(282,157)	(5,879,879)	(17,759,102)	(238,904)	(18,734)	(1,531,676)	(1,130,981)	(755,938)	(402,935)	(82,275)	(14,529)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	362,304	517,029	701,092	5,747,839	2,100,950	1,637,559	(445,858)	648,150	1,641,773	2,416,544	1,223,851	967,568

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust (VIT)				Janus Aspen Series
	Goldman Sachs Growth and Income Fund		Goldman Sachs Mid Cap Value Fund		Aggressive Growth Portfolio		Aggressive Growth Portfolio — Service Shares		Balanced Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$26,931	(167,906)	(870,112)	(443,535)	(2,459,013)	(4,844,120)	(188,764)	(135,329)	4,484,920	6,680,371
Net realized gain (loss)	(1,722,679)	(668,820)	872,467	4,328,423	(116,460,403)	(128,912,280)	(1,335,546)	(1,568,985)	(19,707,165)	(10,845,801)
Unrealized appreciation (depreciation) on investments	(850,453)	(1,110,839)	(14,638,775)	(883,608)	53,228,747	(67,252,755)	(2,815,167)	(2,037,458)	(26,963,386)	(34,904,569)
Capital gain distributions	—	—	493,700	6,646,154	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(2,546,201)	(1,947,565)	(14,142,720)	9,647,434	(65,690,669)	(201,009,155)	(4,339,477)	(3,741,772)	(42,185,631)	(39,069,999)

From capital transactions:
Net premiums	91,469	1,741,948	1,002,612	11,496,311	970,445	12,567,867	2,176,457	8,236,263	2,350,674	22,047,059
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(157,125)	(108,194)	(1,649,244)	(754,001)	(1,071,153)	(2,667,487)	(79,722)	(8,222)	(5,541,375)	(5,919,333)
Surrenders	(1,757,870)	(809,111)	(23,400,231)	(9,326,605)	(20,207,625)	(25,666,712)	(614,514)	(326,354)	(54,565,146)	(50,896,580)
Administrative expenses (note 4a)	(17,946)	(14,833)	(206,582)	(115,353)	(250,677)	(344,736)	(10,903)	(1,706)	(587,792)	(588,251)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(275,096)	638,191	(3,803,308)	2,544,011	(2,877,333)	12,518,722	1,805,610	5,181,861	(13,127,745)	23,215,356
Transfers (to) from other subaccounts	4,622,363	2,531,099	44,343,861	60,178,334	(38,193,082)	(53,142,695)	(1,473,277)	(123,650)	(4,189,166)	(10,008,050)

Increase (decrease) in net assets from capital transactions (note 5)	2,505,795	3,979,100	16,287,108	64,022,697	(61,629,425)	(56,735,041)	1,803,651	12,958,192	(75,660,550)	(22,149,799)

Increase (decrease) in net assets	(40,406)	2,031,535	2,144,388	73,670,131	(127,320,094)	(257,744,196)	(2,535,826)	9,216,420	(117,846,181)	(61,219,798)
Net assets at beginning of year	18,140,739	16,109,204	147,812,337	74,142,206	251,288,036	509,032,232	13,143,438	3,927,018	555,620,520	616,840,318

Net assets at end of year	$18,100,333	18,140,739	149,956,725	147,812,337	123,967,942	251,288,036	10,607,612	13,143,438	437,774,339	555,620,520

Changes in units (note 5):
Units purchased	591,473	564,568	2,845,749	5,969,188	81,164	1,453,136	941,818	2,503,588	145,996	1,590,556
Units redeemed	(276,145)	(107,003)	(1,824,267)	(811,051)	(5,203,604)	(4,870,167)	(515,129)	(85,499)	(4,841,911)	(2,368,138)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	315,328	457,565	1,021,482	5,158,137	(5,122,440)	(3,417,031)	426,689	2,418,089	(4,695,915)	(777,582)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Balanced Portfolio — Service Shares		Capital Appreciation Portfolio		Capital Appreciation Portfolio — Service Shares		Core Equity Portfolio		Flexible Income Portfolio		Global Life Sciences Portfolio — Service Shares		Global Technology Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$444,430	237,147	(2,069,714)	(952,759)	(237,090)	(68,126)	(10)	(4)	3,066,784	3,487,608	(305,227)	(383,983)	(238,997)	(191,082)
Net realized gain (loss)	(1,161,093)	(327,259)	(43,435,586)	(39,949,820)	(816,057)	(848,263)	(314)	(58)	2,348,159	1,049,200	(3,347,160)	(4,117,954)	(9,282,404)	(10,473,844)
Unrealized appreciation (depreciation) on investments	(5,368,914)	(819,787)	3,564,458	(59,003,007)	(2,553,418)	(1,843,183)	(316)	(196)	2,417,334	140,773	(4,206,465)	(2,286,189)	147,665	(2,173,041)
Capital gain distributions	—	—	—	—	—	—	—	57	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(6,085,577)	(909,899)	(41,940,842)	(99,905,586)	(3,606,565)	(2,759,572)	(640)	(201)	7,832,277	4,677,581	(7,858,852)	(6,788,126)	(9,373,736)	(12,837,967)

From capital transactions:
Net premiums	21,165,035	31,036,345	899,754	11,845,790	2,428,104	11,382,711	1,245	1,106	506,459	3,270,639	1,711,645	5,752,477	1,028,295	6,741,992
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(679,732)	(256,745)	(1,337,400)	(4,328,011)	(63,600)	(64,750)	—	—	(1,204,020)	(1,530,321)	(161,298)	(283,260)	(222,823)	(348,231)
Surrenders	(3,674,320)	(1,230,543)	(20,335,888)	(21,834,514)	(837,736)	(461,031)	(837)	—	(11,807,168)	(12,774,869)	(1,995,039)	(1,356,036)	(1,501,549)	(1,213,325)
Administrative expenses (note 4a)	(57,165)	(2,865)	(307,516)	(373,295)	(15,986)	(1,618)	—	—	(88,298)	(159,792)	(25,079)	(23,549)	(18,687)	(19,514)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	18,622,767	17,522,657	(3,819,215)	8,385,982	3,275,584	5,847,084	(1)	9	313,760	8,524,235	854,470	3,712,084	668,834	4,108,047
Transfers (to) from other subaccounts	1,073,488	827,954	(48,416,398)	(50,934,230)	(1,534,507)	(723,767)	87	479	21,529,464	14,866,872	(6,333,589)	(10,817,081)	(1,954,095)	2,544,761

Increase (decrease) in net assets from capital transactions (note 5)	36,450,073	47,896,803	(73,316,663)	(57,238,278)	3,251,859	15,978,629	494	1,594	9,250,197	12,196,764	(5,948,890)	(3,015,365)	(2,000,025)	11,813,730

Increase (decrease) in net assets	30,364,496	46,986,904	(115,257,505)	(157,143,864)	(354,706)	13,219,057	(146)	1,393	17,082,474	16,874,345	(13,807,742)	(9,803,491)	(11,373,761)	(1,024,237)
Net assets at beginning of year	51,621,472	4,634,568	284,468,523	441,612,387	18,596,344	5,377,287	2,373	980	86,804,419	69,930,074	28,325,796	38,129,287	22,690,085	23,714,322

Net assets at end of year	$81,985,968	51,621,472	169,211,018	284,468,523	18,241,638	18,596,344	2,227	2,373	103,886,893	86,804,419	14,518,054	28,325,796	11,316,324	22,690,085

Changes in units (note 5):
Units purchased	4,624,002	5,288,501	76,153	1,389,786	858,362	2,262,829	121	183	1,961,631	3,632,415	333,586	906,401	643,559	2,190,281
Units redeemed	(498,636)	(159,427)	(6,246,379)	(5,441,689)	(368,867)	(164,251)	(76)	—	(1,228,256)	(2,619,585)	(1,119,627)	(1,192,742)	(1,405,658)	(258,553)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	4,125,366	5,129,074	(6,170,226)	(4,051,903)	489,675	2,098,578	45	183	733,375	1,012,830	(786,041)	(286,341)	(762,099)	1,931,728

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Growth Portfolio		Growth Portfolio — Service Shares		International Growth Portfolio		International Growth Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(4,903,689)	(8,162,438)	(321,823)	(191,873)	(765,661)	(864,424)	(107,007)	(54,618)
Net realized gain (loss)	(99,920,991)	(54,089,115)	(1,765,277)	(1,313,020)	(41,836,662)	(55,891,277)	1,675,647	(322,660)
Unrealized appreciation (depreciation) on investments	(7,717,037)	(131,956,939)	(4,813,693)	(2,594,017)	5,324,774	(3,142,749)	(1,538,425)	(424,899)
Capital gain distributions	—	1,176,310	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(112,541,717)	(193,032,182)	(6,900,793)	(4,098,910)	(37,277,549)	(59,898,450)	30,215	(802,177)

From capital transactions:
Net premiums	1,415,239	16,476,743	3,030,204	15,166,179	472,569	8,346,854	4,878,241	7,352,333
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(3,954,258)	(5,583,698)	(262,111)	(146,432)	(790,367)	(2,062,702)	(80,967)	(58,683)
Surrenders	(39,432,894)	(54,232,683)	(1,162,456)	(691,826)	(14,358,128)	(19,243,246)	(1,969,765)	(237,405)
Administrative expenses (note 4a)	(480,172)	(668,839)	(15,712)	(3,082)	(148,609)	(300,502)	(8,923)	(997)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(6,465,868)	12,164,145	2,928,077	6,096,317	(1,558,493)	11,940,244	3,572,037	4,307,760
Transfers (to) from other subaccounts	(69,121,974)	(73,056,919)	(2,962,138)	556,219	(18,808,519)	(24,679,255)	(4,856,612)	(869,724)

Increase (decrease) in net assets from capital transactions (note 5)	(118,039,927)	(104,901,251)	1,555,864	20,977,375	(35,191,547)	(25,998,607)	1,534,011	10,493,284

Increase (decrease) in net assets	(230,581,644)	(297,933,433)	(5,344,929)	16,878,465	(72,469,096)	(85,897,057)	1,564,226	9,691,107
Net assets at beginning of year	469,114,915	767,048,348	22,231,207	5,352,742	164,483,057	250,380,114	11,783,854	2,092,747

Net assets at end of year	$238,533,271	469,114,915	16,886,278	22,231,207	92,013,961	164,483,057	13,348,080	11,783,854

Changes in units (note 5):
Units purchased	114,028	1,633,705	712,378	2,917,853	35,305	816,888	1,533,615	1,718,512
Units redeemed	(9,630,052)	(7,695,996)	(526,688)	(112,091)	(2,680,856)	(2,449,407)	(493,090)	(172,072)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(9,516,025)	(6,062,291)	185,690	2,805,762	(2,645,551)	(1,632,519)	1,040,526	1,546,440

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)				J.P. Morgan Series Trust II
	Worldwide Growth Portfolio		Worldwide Growth Portfolio — Service Shares		Bond Portfolio	Mid Cap Value Portfolio
	Year ended December 31,		Year ended December 31,		Period from September 13, 2002 to December 31, 2002	Period from September 13, 2002 to December 31, 2002
	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,626,846)	(6,951,457)	(237,920)	(179,527)	(5)	(5)
Net realized gain (loss)	(88,689,406)	(42,755,845)	(2,925,905)	(603,314)	4	33
Unrealized appreciation (depreciation) on investments	(49,777,584)	(167,495,927)	(4,241,986)	(2,275,379)	49	(42)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(141,093,836)	(217,203,229)	(7,405,811)	(3,058,220)	48	(14)

From capital transactions:
Net premiums	1,591,882	16,168,770	4,141,344	14,176,599	3,795	3,783
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(3,215,971)	(5,896,892)	(269,003)	(24,924)	—	—
Surrenders	(56,384,804)	(66,935,292)	(1,288,294)	(394,836)	—	—
Administrative expenses (note 4a)	(568,667)	(771,461)	(17,796)	(2,815)	—	—
Capital contribution (withdrawal)	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(8,173,907)	15,130,144	4,205,224	8,811,848	8	(28)
Transfers (to) from other subaccounts	(67,194,776)	(97,053,888)	(2,628,710)	(235,912)	—	—

Increase (decrease) in net assets from capital transactions (note 5)	(133,946,243)	(139,358,619)	4,142,765	22,329,960	3,803	3,755

Increase (decrease) in net assets	(275,040,079)	(356,561,848)	(3,263,046)	19,271,740	3,851	3,741
Net assets at beginning of year	589,263,975	945,825,823	24,839,742	5,568,002	—	—

Net assets at end of year	$314,223,896	589,263,975	21,576,696	24,839,742	3,851	3,741

Changes in units (note 5):
Units purchased	89,135	1,265,994	1,451,203	3,178,251	378	368
Units redeemed	7,577,020	(7,006,209)	(730,653)	(91,284)	—	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(7,487,885)	(5,740,215)	720,550	3,086,967	378	368

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Utilities Series — Service Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(265,735)	(136,537)	(141,304)	(65,109)	(226,659)	(78,849)	130,943	9,759
Net realized gain (loss)	(1,261,130)	(412,945)	(724,894)	(97,333)	(1,110,349)	(137,496)	(1,669,571)	(353,704)
Unrealized appreciation (depreciation) on investments	(4,328,035)	(1,370,533)	(2,433,416)	(390,183)	(4,476,901)	355,566	(2,574,748)	(2,386,030)
Capital gain distributions	—	54,391	—	51,546	—	83,336	—	330,862

Increase (decrease) in net assets from operations	(5,854,900)	(1,865,624)	(3,299,614)	(501,079)	(5,813,909)	222,557	(4,113,376)	(2,399,113)

From capital transactions:
Net premiums	5,506,535	10,875,980	2,722,816	5,938,657	6,712,923	6,274,976	3,219,520	9,014,258
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(220,798)	(705)	(103,861)	(18,437)	(44,375)	(16,562)	(171,060)	(23,607)
Surrenders	(705,636)	(400,851)	(513,720)	(125,283)	(504,494)	(182,335)	(718,457)	(212,131)
Administrative expenses (note 4a)	(13,368)	(872)	(11,390)	(589)	(11,222)	(760)	(14,056)	(600)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	3,868,768	4,780,525	4,147,091	4,857,759	5,503,725	3,538,038	4,751,787	6,557,684
Transfers (to) from other subaccounts	(1,306,666)	(160,054)	(625,508)	(11,355)	(733,091)	686,745	(1,134,920)	178,892

Increase (decrease) in net assets from capital transactions (note 5)	7,128,835	15,094,023	5,615,428	10,640,752	10,923,466	10,300,102	5,932,814	15,514,496

Increase (decrease) in net assets	1,273,935	13,228,399	2,315,814	10,139,673	5,109,557	10,522,659	1,819,438	13,115,383
Net assets at beginning of year	15,971,380	2,742,981	10,763,509	623,836	11,534,851	1,012,192	14,134,748	1,019,365

Net assets at end of year	$17,245,315	15,971,380	13,079,323	10,763,509	16,644,408	11,534,851	15,954,186	14,134,748

Changes in units (note 5):
Units purchased	1,608,339	2,102,498	909,804	1,264,735	1,717,397	1,198,868	1,208,021	1,773,226
Units redeemed	(385,119)	(75,653)	(166,278)	(18,276)	(181,865)	(22,801)	(309,307)	(26,620)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	1,223,220	2,026,845	743,526	1,246,459	1,535,532	1,176,067	898,714	1,746,606

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA		Oppenheimer Bond Fund/VA		Oppenheimer Capital Appreciation Fund/VA		Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Period from September 13, 2002 to December 31, 2002	Year ended December 31,
	2002	2001	2002	2001	2002	2001		2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(919,794)	(804,911)	7,324,004	5,519,963	(1,772,007)	(2,483,409)	(1)	(321,546)	(115,470)
Net realized gain (loss)	(42,699,762)	(50,964,900)	(2,290,860)	(557,873)	(48,362,276)	(11,087,954)	18	(1,589,922)	(331,636)
Unrealized appreciation (depreciation) on investments	(8,201,440)	(105,172,506)	4,194,633	16,457	(33,111,732)	(70,748,318)	(33)	(5,608,851)	135,259
Capital gain distributions	—	41,238,549	—	—	—	31,705,480	—	—	275,501

Increase (decrease) in net assets from operations	(51,820,996)	(115,703,768)	9,227,777	4,978,547	(83,246,015)	(52,614,201)	(16)	(7,520,319)	(36,346)

From capital transactions:
Net premiums	424,830	9,142,218	333,741	3,943,874	1,321,610	16,716,609	1,000	13,299,853	12,621,837
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,454,599)	(1,641,962)	(1,100,434)	(1,508,046)	(1,609,570)	(2,273,259)	—	(98,941)	(24,193)
Surrenders	(18,415,563)	(28,585,470)	(17,806,279)	(11,634,260)	(30,157,858)	(29,096,438)	—	(1,075,308)	(256,596)
Administrative expenses (note 4a)	(198,500)	(302,570)	(137,485)	(102,505)	(285,990)	(334,224)	—	(19,629)	(651)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(2,208,000)	5,600,526	(1,988,023)	3,002,620	(2,965,173)	7,199,509	(18)	7,802,844	5,778,944
Transfers (to) from other subaccounts	(16,738,421)	(38,875,634)	16,127,428	44,650,920	(18,129,640)	7,550,652	—	164,149	890,248

Increase (decrease) in net assets from capital transactions (note 5)	(38,590,253)	(54,662,892)	(4,571,052)	38,352,603	(51,826,621)	(237,151)	982	20,072,968	19,009,589

Increase (decrease) in net assets	(90,411,249)	(170,366,660)	4,656,725	43,331,150	(135,072,636)	(52,851,352)	966	12,552,649	18,973,243
Net assets at beginning of year	195,618,754	365,985,414	128,164,991	84,833,841	302,183,568	355,034,920	—	19,954,460	981,217

Net assets at end of year	$105,207,505	195,618,754	132,821,716	128,164,991	167,110,932	302,183,568	966	32,507,109	19,954,460

Changes in units (note 5):
Units purchased	18,334	511,301	510,769	3,420,467	61,837	(25,577,636)	100	2,854,615	2,264,722
Units redeemed	(1,693,005)	(2,477,845)	(652,520)	(877,540)	(2,487,996)	25,897,961	—	(159,167)	(33,044)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(1,674,671)	(1,966,544)	(141,751)	2,542,927	(2,426,159)	320,325	100	2,695,448	2,231,678

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds (continued)
	Oppenheimer High Income Fund/VA		Oppenheimer Main Street Growth & Income Fund/VA — Service Shares		Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$10,362,690	12,325,661	(273,634)	(140,189)	1,810,856	2,229,078
Net realized gain (loss)	(13,523,864)	(8,284,890)	(995,387)	(227,812)	(4,377,605)	(1,115,630)
Unrealized appreciation (depreciation) on investments	(1,394,111)	(3,378,846)	(5,231,300)	(433,474)	(8,886,121)	(5,582,683)
Capital gain distributions	—	—	—	—	1,206,403	4,669,828

Increase (decrease) in net assets from operations	(4,555,285)	661,925	(6,500,321)	(801,475)	(10,246,467)	200,593

From capital transactions:
Net premiums	302,905	2,824,717	9,628,345	12,067,940	233,328	2,804,619
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,038,921)	(2,537,212)	(156,607)	(80,339)	(771,558)	(694,590)
Surrenders	(17,477,191)	(16,756,411)	(1,190,964)	(358,506)	(9,684,520)	(11,457,548)
Administrative expenses (note 4a)	(133,044)	(147,431)	(21,821)	(941)	(100,309)	(108,360)
Capital contribution (withdrawal)	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(1,401,423)	2,157,728	9,314,136	7,731,909	(1,420,126)	1,975,090
Transfers (to) from other subaccounts	1,717,738	741,249	(1,629,626)	786,289	1,831,617	13,595,628

Increase (decrease) in net assets from capital transactions (note 5)	(18,029,936)	(13,717,360)	15,943,463	20,146,352	(9,911,568)	6,114,839

Increase (decrease) in net assets	(22,585,221)	(13,055,435)	9,443,142	19,344,877	(20,158,035)	6,315,432
Net assets at beginning of year	121,616,995	134,672,430	21,041,353	1,696,476	90,614,628	84,299,196

Net assets at end of year	$99,031,774	121,616,995	30,484,495	21,041,353	70,456,593	90,614,628

Changes in units (note 5):
Units purchased	33,421	179,311	2,507,057	2,412,261	29,059	1,497,867
Units redeemed	(331,716)	(607,254)	(397,368)	(51,511)	(169,207)	(996,823)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(298,295)	(427,943)	2,109,689	2,360,750	(140,148)	501,044

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	PBHG Insurance Series Fund, Inc.				PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio		PBHG Large Cap Growth Portfolio		Foreign Bond Portfolio — Administrative Class Shares		High Yield Portfolio — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(297,967)	(525,423)	(410,193)	(698,992)	102,329	22,461	1,416,704	302,808	2,517,813	295,294	2,732,972	553,161
Net realized gain (loss)	(4,442,783)	(38,829,351)	(12,049,095)	(7,080,467)	32,697	3,393	(591,390)	(52,876)	485,655	37,851	177,209	125,115
Unrealized appreciation (depreciation) on investments	(3,716,947)	15,093,725	1,566,981	(11,211,227)	214,621	9,015	(524,325)	(155,323)	2,464,132	(901,801)	3,656,979	(521,229)
Capital gain distributions	—	—	—	—	29,547	—	—	—	1,578,385	749,489	1,465,042	846,727

Increase (decrease) in net assets from operations	(8,457,697)	(24,261,049)	(10,892,307)	(18,990,686)	379,194	34,869	300,989	94,609	7,045,985	180,833	8,032,202	1,003,774

From capital transactions:
Net premiums	86,411	1,712,799	158,609	3,134,205	2,534,119	1,544,684	12,994,194	7,628,475	21,145,091	13,135,184	51,790,340	26,356,447
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(167,479)	(150,406)	(304,121)	(487,213)	(78,514)	(9,884)	(145,288)	(22,849)	(242,802)	(80,372)	(1,115,666)	(55,550)
Surrenders	(2,531,439)	(3,117,409)	(3,046,102)	(3,581,628)	(629,627)	(43,532)	(1,404,912)	(257,969)	(4,550,260)	(363,112)	(4,996,708)	(553,985)
Administrative expenses (note 4a)	(33,720)	(46,788)	(39,333)	(54,308)	(3,584)	(2)	(13,394)	(144)	(36,310)	(1,226)	(69,623)	(672)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(263,278)	3,675,297	(244,641)	5,229,682	1,766,103	443,815	7,031,680	4,075,328	14,415,575	6,589,822	37,370,371	14,075,120
Transfers (to) from other subaccounts	(3,755,993)	(6,752,020)	(9,286,510)	(1,805,855)	1,580,968	674,589	2,500,144	1,264,321	12,315,026	2,727,913	16,114,191	5,524,978

Increase (decrease) in net assets from capital transactions (note 5)	(6,665,498)	(4,678,527)	(12,762,098)	2,434,883	5,169,465	2,609,670	20,962,424	12,687,162	43,046,320	22,008,209	99,092,905	45,346,338

Increase (decrease) in net assets	(15,123,195)	(28,939,576)	(23,654,405)	(16,555,803)	5,548,659	2,644,539	21,263,413	12,781,771	50,092,305	22,189,042	107,125,107	46,350,112
Net assets at beginning of year	29,934,351	58,873,927	43,318,496	59,874,299	2,657,075	12,536	13,042,884	261,113	22,872,220	683,178	47,915,239	1,565,127

Net assets at end of year	$14,811,156	29,934,351	19,664,091	43,318,496	8,205,734	2,657,075	34,306,297	13,042,884	72,964,525	22,872,220	155,040,346	47,915,239

Changes in units (note 5):
Units purchased	10,042	475,280	11,101	202,206	522,916	247,320	2,371,199	1,294,258	3,953,613	2,014,910	9,169,893	4,220,410
Units redeemed	(786,381)	(907,551)	(904,867)	(144,108)	(63,086)	(5,014)	(162,910)	(28,197)	(396,711)	(40,089)	(535,432)	(56,704)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(776,339)	(432,271)	(893,766)	58,098	459,830	242,306	2,208,289	1,266,061	3,556,902	1,974,821	8,634,461	4,163,706

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	The Prudential Series Fund, Inc.
	Jennison Portfolio — Class II Shares		SP Jennison International Growth Portfolio — Class II Shares		SP U.S. Emerging Growth Portfolio — Class II Shares
	Year ended December 31, 2002	Period from September 17, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 6, 2001 to December 31, 2001	Year ended December 31, 2002	Period from July 9, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(530)	(151)	(1,233)	(66)	(1,143)	(477)
Net realized gain (loss)	(77)	13	96,716	(41)	(10,193)	(55)
Unrealized appreciation (depreciation) on investments	(12,635)	5,488	4,183	(856)	(24,612)	(2,492)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(13,242)	5,350	99,666	(963)	(35,948)	(3,024)

From capital transactions:
Net premiums	—	34,302	1,277	18,469	3,751	86,374
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—
Surrenders	(873)	—	(687)	(293)	(970)	—
Administrative expenses (note 4a)	(42)	—	(25)	—	(211)	—
Capital contribution (withdrawal)	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	904	(44)	12,692	(26)	(16,626)	(1,382)
Transfers (to) from other subaccounts	1,330	665	(117,674)	—	25,140	—

Increase (decrease) in net assets from capital transactions (note 5)	1,319	34,923	(104,417)	18,150	11,084	84,992

Increase (decrease) in net assets	(11,923)	40,273	(4,751)	17,187	(24,864)	81,968
Net assets at beginning of year	40,273	—	17,187	—	81,968	—

Net assets at end of year	$28,350	40,273	12,436	17,187	57,104	81,968

Changes in units (note 5):
Units purchased	302	4,587	1	2,350	1,226	9,251
Units redeemed	(124)	—	(109)	(37)	(782)	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	178	4,587	(108)	2,313	444	9,251

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Rydex Variable Trust		Salomon Brothers Variable Series Funds Inc
	OTC Fund		Investors Fund		Strategic Bond Fund		Total Return Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(81,489)	(66,950)	(231,364)	(388,288)	1,585,850	790,638	12,298	142,593
Net realized gain (loss)	(1,214,189)	(617,106)	(7,068,735)	(2,465,542)	314,932	179,257	(406,813)	(36,171)
Unrealized appreciation (depreciation) on investments	(1,613,739)	(896,601)	(10,510,993)	(2,069,678)	916,210	14,477	(1,032,748)	(308,694)
Capital gain distributions	—	—	—	770,641	—	—	—	—

Increase (decrease) in net assets from operations	(2,909,417)	(1,580,657)	(17,811,092)	(4,152,867)	2,816,992	984,372	(1,427,263)	(202,272)

From capital transactions:
Net premiums	1,000,334	3,397,592	268,246	7,624,117	338,554	1,923,618	240,921	1,829,377
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(147,559)	(28,289)	(365,214)	(473,319)	(327,742)	(61,984)	(151,522)	(21,922)
Surrenders	(246,637)	(154,968)	(5,236,850)	(5,278,858)	(6,232,629)	(1,563,775)	(1,835,498)	(412,372)
Administrative expenses (note 4a)	(4,296)	(711)	(64,363)	(62,388)	(36,902)	(19,074)	(20,220)	(10,127)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	963,813	2,027,929	(327,421)	2,084,446	(1,287,406)	918,714	(300,524)	521,278
Transfers (to) from other subaccounts	290,281	162,820	5,085,756	27,066,248	23,271,597	11,948,809	5,448,543	6,119,969

Increase (decrease) in net assets from capital transactions (note 5)	1,855,936	5,404,373	(639,846)	30,960,246	15,725,472	13,146,308	3,381,700	8,026,203

Increase (decrease) in net assets	(1,053,481)	3,823,716	(18,450,938)	26,807,379	18,542,464	14,130,680	1,954,437	7,823,931
Net assets at beginning of year	6,186,186	2,362,470	64,270,595	37,463,216	27,312,378	13,181,698	15,460,670	7,636,739

Net assets at end of year	$5,132,705	6,186,186	45,819,657	64,270,595	45,854,842	27,312,378	17,415,107	15,460,670

Changes in units (note 5):
Units purchased	640,164	1,129,245	2,264,539	2,590,046	2,075,514	1,352,680	552,147	794,072
Units redeemed	(113,977)	(37,224)	(2,537,779)	(410,226)	(693,797)	(150,370)	(221,237)	(41,674)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	526,187	1,092,021	(273,240)	2,179,820	1,381,717	1,202,310	330,910	752,398

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Van Kampen Life Investment Trust
	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Period from May 1, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(13,532)	(3,372)
Net realized gain (loss)	(23,395)	(18,620)
Unrealized appreciation (depreciation) on investments	8,230	(62,467)
Capital gain distributions	—	—

Increase (decrease) in net assets from operations	(28,697)	(84,459)

From capital transactions:
Net premiums	2,418,009	807,871
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—
Surrenders	(32,260)	(4,662)
Administrative expenses (note 4a)	(43)	—
Capital contribution (withdrawal)	—	—
Transfers (to) from the Guarantee Account	242,290	33,090
Transfers (to) from other subaccounts	781,769	100,237

Increase (decrease) in net assets from capital transactions (note 5)	3,409,765	936,536

Increase (decrease) in net assets	3,381,068	852,077
Net assets at beginning of year	—	—

Net assets at end of year	$3,381,068	852,077

Changes in units (note 5):
Units purchased	424,410	117,990
Units redeemed	(3,992)	(585)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	420,418	117,405

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements

December 31, 2002

(1)	Description of Entity

GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity contracts issued by GE Life & Annuity. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V.I. Value Fund — Series I Shares to AIM V.I. Premier Equity Fund — Series I Shares and its AIM V.I. Growth and Income Fund — Series I Shares to AIM V.I. Core Equity Fund — Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio — Administrative Class Shares to High Yield Portfolio — Administrative Class Shares, its Long-Term U.S. Government Bond Portfolio — Administrative Class Shares to Long-Term U.S. Government Portfolio — Administrative Class Shares and its Total Return Bond Portfolio — Administrative Class Shares to Total Return Portfolio — Administrative Class Shares. Additionally, The Prudential Series Fund, Inc. changed the name of its Prudential Jennison Portfolio — Class II Shares to Jennison Portfolio — Class II Shares.

In February 2002, one subaccount was added to the Account for the Type VIII contract. Additionally, during May 2002, two subaccounts were added to the Account for Type III, IV, VI, VII and VIII contracts (See note 2b). These subaccounts invest in the Van Kampen Life Investment Trust Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust Emerging Growth Portfolio — Class II Shares.

In June 2002, 27 new subaccounts were added to the Account for Type VI and VII contracts offered through certain distribution channels (See note 2b). These subaccounts invest in the AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund — Series I Shares, AIM Variable Insurance Funds — AIM V.I. Blue Chip Fund — Series I Shares, American Century Variable Portfolios, Inc. — VP Income & Growth Fund — Class I, American Century Variable Portfolios, Inc. —VP International Fund — Class I, American Century Variable Portfolios, Inc. — VP Ultra Fund — Class I, American Century Variable Portfolios, Inc. — VP Value Fund — Class I, Dreyfus — Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares, Dreyfus — Dreyfus Variable Investment Fund — Money Market Portfolio, Eaton Vance Variable Trust — VT Floating-Rate Income Fund, Eaton Vance Variable Trust — VT Income Fund of Boston, Eaton Vance Variable Trust — VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust — Franklin Large Cap Growth Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Mutual Shares Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Foreign Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Global Asset Allocation Fund — Class 2 Shares, J.P. Morgan Series Trust II — Bond Portfolio, J.P. Morgan Series Trust II — International Opportunities Portfolio, J.P. Morgan Series Trust II — Mid Cap Value Portfolio, J.P. Morgan Series Trust II — Small Company Portfolio, J.P. Morgan Series Trust II — U.S. Disciplined Equity Portfolio, MFS® Variable Insurance Trust — MFS® Strategic Income Series — Service Class Shares, MFS® Variable Insurance Trust — MFS® Total Return Series — Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Capital Appreciation Fund/VA — Service Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Small Cap Fund/VA — Service Shares, Scudder Variable Series II —Scudder Technology Growth Portfolio — Class B Shares, Scudder Variable Series II — SVS Dreman High Return Equity Portfolio — Class B Shares, and Scudder Variable Series II — SVS Dreman Small Cap Value Portfolio — Class B Shares.

In August 2002, 40 subaccounts were offered with Type IX contracts (See note 2b). Two subaccounts were added for Type IX contracts. These subaccounts invest in the Alliance Variable Products Series Fund, Inc. — Technology Portfolio —Class B and Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA — Service Shares. As of December 31, 2002, contract form P1156 had not yet been offered for sale and no units for this contract had been issued.

During 2001, MFS® Variable Insurance Trust changed the name of its MFS® Growth Series — Service Class Shares to MFS® Investors Growth Stock Series — Service Class Shares and its MFS® Growth With Income Series — Service Class Shares to MFS® Investors Trust Series — Service Class Shares. The AIM Variable Insurance Funds changed its AIM V.I. Telecommunications Fund — Series I Shares to AIM V.I. New Technology Fund — Series I Shares. Additionally, the Janus Aspen Series changed the name of its Equity Income Portfolio to Core Equity Portfolio.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

In 2001, the Janus Aspen Series — High Yield Portfolio was removed as an available subaccount in the Account.

All designated portfolios are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which is based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and distributions are recorded on the ex-dividend date. Certain 2001 distributions received from the Janus Funds have been reclassified from capital gain distributions to investment income in the current year’s presentation of the 2001 Statements of Changes in Net Assets and the 2001 Financial Highlights. Such reclassifications had no impact on net assets or net asset value per unit. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(b)  Unit Classes

There are nine unit classes of subaccounts based on the annuity contract form through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure. Type I units are sold under contract forms P1098 and P1140. Type II units are sold under contract forms P1142, P1143, and P1150. Type III units are sold under contract form P1152. Type IV units are sold under contract form P1151. Type V units are sold under contract form P1153. Types VI and VII units are sold under contract form P1154. Type VIII units are sold under contract form P1611. Type IX units are sold under contract form P1156. Contract form numbers P1098, P1140, and P1142 are no longer available for sale.

(c)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2002 were:

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds:
AIM V.I. Aggressive Growth Fund — Series I Shares	$275,310	$272,105
AIM V.I. Capital Appreciation Fund — Series I Shares	11,310,053	7,646,385
AIM V.I. Capital Development Fund — Series I Shares	866	34
AIM V.I. Core Equity Fund — Series I Shares	1,543	302
AIM V.I. Global Utilities Fund — Series I Shares	1,375	476
AIM V.I. Government Securities Fund — Series I Shares	14,766,387	13,289,905
AIM V.I. Growth Fund — Series I Shares	5,588,719	2,684,771
AIM V.I. New Technology Fund — Series I Shares	497,584	528,289
AIM V.I. Premier Equity Fund — Series I Shares	19,979,271	9,928,915
The Alger American Fund:
Alger American Growth Portfolio	24,849,426	92,352,361
Alger American Small Capitalization Portfolio	32,933,634	47,091,081
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B	73,841,346	23,137,556
Premier Growth Portfolio — Class B	15,911,971	8,022,850
Quasar Portfolio — Class B	2,828,067	1,323,733
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	72,173,089	68,974,542
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	1,617,098	582,463
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund	2,070	1
VT Worldwide Health Sciences Fund	31,041	9
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares	18,074,737	33,754,169
Federated High Income Bond Fund II — Primary Shares	90,655,611	84,482,908
Federated High Income Bond Fund II — Service Shares	50,269,325	37,304,456
Federated International Small Company Fund II	126,597,381	125,413,336
Federated Utility Fund II	8,253,602	15,364,973
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio	122,788,862	191,260,226
VIP Equity-Income Portfolio — Service Class 2	52,633,221	18,312,744
VIP Growth Portfolio	45,438,957	151,012,286
VIP Growth Portfolio — Service Class 2	26,368,433	13,415,345
VIP Overseas Portfolio	421,132,745	433,695,057
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio	25,965,356	68,197,323
VIP II Contrafund® Portfolio	80,160,256	144,625,008
VIP II Contrafund® Portfolio — Service Class 2	31,166,254	12,305,861
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio	24,865,672	40,896,318
VIP III Growth & Income Portfolio — Service Class 2	13,614,832	6,651,579
VIP III Growth Opportunities Portfolio	4,477,878	17,020,699
VIP III Mid Cap Portfolio	42,040	32,052
VIP III Mid Cap Portfolio — Service Class 2	39,928,024	13,972,386
Franklin Templeton Variable Insurance Products Trust:
Templeton Global Asset Allocation Fund — Class 2 Shares	3,783	30

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
GE Investments Funds, Inc.:
Global Income Fund	$24,735,084	$17,830,083
Income Fund	188,298,597	94,512,907
International Equity Fund	209,449,512	213,561,008
Mid-Cap Value Equity Fund	117,158,094	92,727,410
Money Market Fund	2,969,219,072	2,980,263,105
Premier Growth Equity Fund	79,249,347	71,658,884
Real Estate Securities Fund	75,529,381	85,792,770
S&P 500® Index Fund	171,238,620	224,825,855
Small-Cap Value Equity Fund	46,319,040	21,825,172
Total Return Fund	37,634,922	39,758,360
U.S. Equity Fund	52,067,128	38,564,775
Value Equity Fund	14,634,043	4,613,435
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund	14,167,722	11,594,562
Goldman Sachs Mid Cap Value Fund	153,872,296	136,168,879
Janus Aspen Series:
Aggressive Growth Portfolio	16,470,025	80,607,042
Aggressive Growth Portfolio — Service Shares	6,318,918	4,665,463
Balanced Portfolio	96,523,313	168,738,080
Balanced Portfolio — Service Shares	54,692,201	17,517,041
Capital Appreciation Portfolio	25,499,695	97,979,256
Capital Appreciation Portfolio — Service Shares	8,618,049	5,509,214
Core Equity Portfolio	1,543	1,060
Flexible Income Portfolio	141,666,804	130,638,576
Global Life Sciences Portfolio — Service Shares	11,865,766	18,109,793
Global Technology Portfolio — Service Shares	15,301,101	17,369,996
Growth Portfolio	77,773,245	202,086,786
Growth Portfolio — Service Shares	7,538,350	6,128,564
International Growth Portfolio	420,675,570	465,244,880
International Growth Portfolio — Service Shares	785,107,546	787,860,944
Worldwide Growth Portfolio	79,819,255	217,451,070
Worldwide Growth Portfolio — Service Shares	87,033,314	82,968,046
J.P. Morgan Series Trust II:
Bond Portfolio	3,804	4
Mid Cap Value Portfolio	3,783	33
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares	11,785,648	4,868,094
MFS® Investors Trust Series — Service Class Shares	9,162,832	3,668,206
MFS® New Discovery Series — Service Class Shares	17,180,560	6,429,435
MFS® Utilities Series — Service Class Shares	10,551,209	4,451,305
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	17,597,533	57,287,708
Oppenheimer Bond Fund/VA	96,291,555	94,634,094
Oppenheimer Capital Appreciation Fund/VA	93,196,337	145,525,866
Oppenheimer Capital Appreciation Fund/VA — Service Shares	1,000	18
Oppenheimer Global Securities Fund/VA — Service Shares	57,071,490	36,842,004
Oppenheimer High Income Fund/VA	43,467,720	51,441,110

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	$22,428,229	$6,635,143
Oppenheimer Multiple Strategies Fund/VA	21,178,648	28,922,962
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio	11,497,752	18,582,841
PBHG Large Cap Growth Portfolio	7,536,154	20,733,249
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares	13,891,180	8,557,618
High Yield Portfolio — Administrative Class Shares	40,776,284	18,238,008
Long-Term U.S. Government Portfolio — Administrative Class Shares	77,629,922	30,315,087
Total Return Portfolio — Administrative Class Shares	140,017,610	36,371,370
Prudential Series Fund, Inc.
Jennison Portfolio — Class II Shares	3,002	2,228
SP Jennison International Growth Portfolio — Class II Shares	9,824,044	9,929,702
SP U.S. Emerging Growth Portfolio — Class II Shares	29,495	19,584
Rydex Variable Trust:
OTC Fund	4,532,562	2,747,387
Salomon Brothers Variable Series Funds Inc:
Investors Fund	34,540,674	39,336,954
Strategic Bond Fund	45,435,153	29,488,491
Total Return Fund	11,086,204	7,710,506
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares	3,649,019	275,100
Emerging Growth Portfolio — Class II Shares	2,132,914	1,218,219

(4)	Related Party Transactions

(a)  GE Life & Annuity

Net premiums transferred from GE Life & Annuity represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender.

Certain contract owners may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GE Life & Annuity assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by the redemption of units. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. The table below discloses the fees by unit type.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

Unit Type	Contract Form Number	Effective	Distribution Expense	Surrender Charges	Annual Contract Maintenance Charge as a percentage of Contract Value	Administrative Expense Charges as a percentage of the daily net assets allocated to the Account	Mortality and Expense Risk Charges as a percentage of the daily net assets allocated to the Account
I	P1098, P1140	05/88	.20% for the first ten years following a purchase payment	6% or less within six years of any purchase payment	$30	NA	1.15%

II	P1142, P1143, P1150	07/94	NA	6% or less within seven years of any purchase payment	$25 if account value is less than $75,000.15%		1.25%

III	P1152	02/99	NA	8% or less within eight years of any purchase payment	$25 if account value is less than $10,000.25%		1.30%

IV	P1151	04/99	NA	NA	$25 if account value is less than $25,000.25%		1.35%

V	P1153	05/00	NA	NA	NA	.35%	.40%

VI	P1154 (Age 70 or younger)	06/00	NA	6% or less within six years of any purchase payment	$30.15%		1.35%

VII	P1154 (Over age 70)	06/00	NA	6% or less within six years of any purchase payment	$30.15%		1.55%

VIII	P1611	02/02	NA	Surrender Charge = 9% or less of any purchase payments in the scheduled installment account Access Charge = 6% or less of any purchase payment on immediate installment account	NA	.15%	1.35%

IX	P1156	09/02	NA	6% or less within four years	NA	15%	1.55%

NA = Not	available

(b)  Receivable From Affiliate

Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

(c)  Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the contracts for services and benefits accrued and payable to GE Life & Annuity.

(d)  Capitalization

Affiliates of the Account have capitalized certain portfolios of GE Investments Funds, Inc. Ownership interests may be redeemed at any time without prior notice to contract owners.

(e)  Bonus Credit

For Type III unit contracts, transfers from the general account include approximately $9.4 million of payments by GE Life & Annuity in the form of bonus credits for the period ended December 31, 2002.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

(f)  Capital Brokerage Corporation

Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. Capital Brokerage Corporation serves as principal underwriter for variable annuities and variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to Capital Brokerage Corporation. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

(g)  GE Investments Fund, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund, .50% Income Fund, 1.00% for the International Equity Fund, .65% Mid-Cap Value Equity Fund, ..37% for the Money Market Fund, .65% Premier Growth Equity Fund, .85% for the Real Estate Securities Fund, .35% for the S&P 500® Index Fund, .80% for the Small-Cap Value Equity Fund, .49% Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund.

(5)  Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values. The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the period ended December 31, 2002 is reflected in the Statements of Changes in Net Assets.

(6)  Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2002 and 2001 follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the Account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. For Type I units, the expense ratio of 1.35% presented in the table below represents the maximum charge, as it includes the 0.20% distribution expense assessed only during the first ten years after a purchase payment is made. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolios divided by the average net assets.

The total return below represents the annual total return for the year or lesser periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or Statement of Additional Information for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
The Alger American Fund:
Alger American Growth Portfolio
2002	477,492	$12.63	$6,031	1.35%	0.04%	(33.76)%
2001	723,585	19.07	13,799	1.35%	0.24%	(13.01)%
Alger American Small Capitalization Portfolio
2002	477,762	6.30	3,010	1.35%	0.00%	(27.07)%
2001	642,188	8.64	5,549	1.35%	0.05%	(30.47)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	211,139	13.41	2,831	1.35%	1.18%	(21.13)%
2001	294,487	17.01	5,009	1.35%	1.37%	(5.51)%
Federated High Income Bond Fund II — Primary Shares
2002	224,680	14.02	3,150	1.35%	11.14%	0.22%
2001	214,386	13.98	2,997	1.35%	9.75%	0.01%
Federated Utility Fund II
2002	135,961	11.03	1,500	1.35%	5.74%	(24.82)%
2001	202,066	14.67	2,964	1.35%	3.45%	(14.89)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	1,971,167	35.82	70,607	1.35%	1.83%	(17.90)%
2001	2,514,863	43.63	109,723	1.35%	1.75%	(6.24)%
VIP Growth Portfolio
2002	1,457,038	36.52	53,211	1.35%	0.28%	(30.91)%
2001	1,923,051	52.86	101,652	1.35%	0.09%	(18.77)%
VIP Overseas Portfolio
2002	999,509	16.33	16,322	1.35%	0.78%	(21.20)%
2001	1,258,600	20.72	26,078	1.35%	5.60%	(22.24)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	5,411,572	24.88	134,640	1.35%	4.25%	(9.78)%
2001	6,746,394	27.58	186,066	1.35%	4.61%	(5.39)%
VIP II Contrafund® Portfolio
2002	1,098,703	23.18	25,468	1.35%	0.88%	(10.39)%
2001	1,463,180	25.87	37,852	1.35%	0.85%	(13.43)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	228,556	12.13	2,772	1.35%	1.44%	(17.57)%
2001	346,968	14.71	5,104	1.35%	1.34%	(9.98)%
VIP III Growth Opportunities Portfolio
2002	169,857	8.36	1,420	1.35%	1.17%	(22.74)%
2001	220,327	10.83	2,386	1.35%	0.44%	(15.58)%
GE Investments Funds, Inc.:
Global Income Fund
2002	104,279	11.56	1,205	1.35%	0.88%	15.29%
2001	26,072	10.03	262	1.35%	0.00%	(3.01)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
Income Fund
2002	1,017,046	$13.14	$13,364	1.35%	3.97%	8.62%
2001	964,324	12.10	11,668	1.35%	5.68%	5.97%
International Equity Fund
2002	63,491	9.52	604	1.35%	0.95%	(24.71)%
2001	69,869	12.65	14,382	1.35%	0.91%	(21.93)%
Mid-Cap Value Equity Fund
2002	366,772	14.55	5,336	1.35%	0.84%	(14.76)%
2001	370,507	17.07	6,325	1.35%	0.86%	(1.03)%
Money Market Fund
2002	2,428,398	17.28	41,963	1.35%	1.49%	0.31%
2001	3,237,897	17.22	55,757	1.35%	3.80%	2.57%
Premier Growth Equity Fund
2002	75,183	7.73	581	1.35%	0.05%	(21.93)%
2001	72,776	9.90	720	1.35%	0.11%	(10.37)%
Real Estate Securities Fund
2002	204,164	20.93	4,273	1.35%	4.04%	(2.48)%
2001	182,258	21.46	3,911	1.35%	4.06%	10.32%
S&P 500® Index Fund
2002	468,803	35.69	16,732	1.35%	1.19%	(23.26)%
2001	603,299	46.51	28,059	1.35%	1.00%	(13.45)%
Total Return Fund
2002	275,659	33.49	9,232	1.35%	2.28%	(10.36)%
2001	329,490	37.36	12,310	1.35%	2.60%	(4.20)%
U.S. Equity Fund
2002	124,730	8.96	1,118	1.35%	0.92%	(20.19)%
2001	148,206	11.22	1,663	1.35%	0.77%	(9.71)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	104,286	6.83	712	1.35%	1.63%	(12.36)%
2001	77,071	7.80	601	1.35%	0.50%	(10.56)%
Goldman Sachs Mid Cap Value Fund
2002	829,759	11.34	9,409	1.35%	0.98%	(5.79)%
2001	603,789	12.04	7,270	1.35%	1.11%	10.54%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	675,661	17.21	11,628	1.35%	0.00%	(28.77)%
2001	1,019,009	24.16	24,619	1.35%	0.00%	(40.27)%
Balanced Portfolio
2002	1,421,344	20.63	29,322	1.35%	2.34%	(7.52)%
2001	1,775,829	22.31	39,619	1.35%	2.58%	(5.95)%
Capital Appreciation Portfolio
2002	440,506	16.88	7,436	1.35%	0.54%	(16.64)%
2001	575,386	20.25	11,652	1.35%	1.19%	(22.73)%
Flexible Income Portfolio
2002	384,816	16.56	6,373	1.35%	4.75%	9.21%
2001	395,265	15.17	5,996	1.35%	5.73%	6.28%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
Global Life Sciences Portfolio — Service Shares
2002	89,338	$6.56	$586	1.35%	0.00%	(30.36)%
2001	200,905	9.42	1,893	1.35%	0.00%	(17.88)%
Global Technology Portfolio — Service Shares
2002	131,809	2.47	326	1.35%	0.00%	(41.61)%
2001	150,593	4.22	636	1.35%	0.66%	(38.17)%
Growth Portfolio
2002	1,625,231	16.69	27,125	1.35%	0.00%	(27.36)%
2001	2,307,263	22.97	52,998	1.35%	0.06%	(25.75)%
International Growth Portfolio
2002	455,711	13.26	6,043	1.35%	0.83%	(26.44)%
2001	594,436	18.02	10,712	1.35%	1.00%	(24.27)%
Worldwide Growth Portfolio
2002	1,716,405	22.52	38,653	1.35%	0.82%	(26.36)%
2001	2,399,672	30.58	73,382	1.35%	0.45%	(23.49)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	785,562	31.32	24,604	1.35%	0.73%	(28.62)%
2001	1,046,981	43.88	45,942	1.35%	1.04%	(32.20)%
Oppenheimer Bond Fund/VA
2002	459,577	25.91	11,908	1.35%	7.18%	7.83%
2001	522,745	24.03	12,562	1.35%	6.48%	6.33%
Oppenheimer Capital Appreciation Fund/VA
2002	510,800	39.79	20,325	1.35%	0.66%	(27.70)%
2001	684,426	55.03	37,664	1.35%	0.65%	(13.76)%
Oppenheimer High Income Fund/VA
2002	528,223	29.63	15,651	1.35%	11.01%	(3.52)%
2001	682,884	30.71	20,971	1.35%	10.69%	0.59%
Oppenheimer Multiple Strategies Fund/VA
2002	501,118	29.00	14,532	1.35%	3.69%	(11.43)%
2001	609,630	32.74	19,959	1.35%	3.82%	0.83%
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2002	152,592	7.45	1,137	1.35%	0.00%	(31.23)%
2001	274,022	10.83	2,968	1.35%	0.00%	(41.28)%
PBHG Large Cap Portfolio
2002	132,559	11.93	1,581	1.35%	0.00%	(30.13)%
2001	193,697	17.08	3,308	1.35%	0.00%	(29.25)%
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	296,773	11.00	3,264	1.35%	1.07%	(23.93)%
2001	304,116	14.47	4,401	1.35%	0.84%	(5.44)%
Strategic Bond Fund
2002	189,374	12.26	2,322	1.35%	5.67%	7.59%
2001	71,246	11.39	811	1.35%	5.18%	5.47%
Total Return Fund
2002	42,782	10.24	438	1.35%	1.58%	(7.94)%
2001	30,465	11.12	339	1.35%	2.66%	(2.14)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
The Alger American Fund:
Alger American Growth Portfolio
2002	6,300,041	$12.40	$78,121	1.40%	0.04%	(33.93)%
2001	9,078,703	18.77	170,407	1.40%	0.24%	(13.06)%
Alger American Small Capitalization Portfolio
2002	5,837,332	6.18	36,075	1.40%	0.00%	(27.26)%
2001	7,002,914	8.50	59,525	1.40%	0.05%	(30.51)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	3,514,911	13.19	46,362	1.40%	1.18%	(21.33)%
2001	4,307,323	16.77	72,234	1.40%	1.37%	(5.56)%
Federated High Income Bond Fund II — Primary Shares
2002	2,789,740	13.74	38,331	1.40%	11.14%	(0.03)%
2001	2,986,440	13.74	41,034	1.40%	9.75%	(0.04)%
Federated Utility Fund II
2002	1,835,551	10.81	19,842	1.40%	5.74%	(25.01)%
2001	2,347,057	14.41	33,821	1.40%	3.45%	(14.93)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	7,512,400	34.52	259,328	1.40%	1.83%	(18.11)%
2001	9,234,283	42.16	389,317	1.40%	1.75%	(6.29)%
VIP Growth Portfolio
2002	3,487,079	35.20	122,745	1.40%	0.28%	(31.08)%
2001	4,744,104	51.08	242,329	1.40%	0.09%	(18.81)%
VIP Overseas Portfolio
2002	959,274	15.73	15,089	1.40%	0.78%	(21.40)%
2001	1,347,035	20.02	26,968	1.40%	5.60%	(22.28)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	2,151,180	24.07	51,779	1.40%	4.25%	(10.00)%
2001	2,740,751	26.75	73,315	1.40%	4.61%	(5.44)%
VIP II Contrafund® Portfolio
2002	8,573,160	22.72	194,782	1.40%	0.88%	(10.62)%
2001	10,463,953	25.42	265,994	1.40%	0.85%	(13.48)%
Fidelity Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	4,584,591	11.95	54,786	1.40%	1.44%	(17.78)%
2001	5,388,110	14.54	78,343	1.40%	1.34%	(10.03)%
VIP III Growth Opportunities Portfolio
2002	2,675,446	8.25	22,072	1.40%	1.17%	(22.94)%
2001	3,701,867	10.70	39,610	1.40%	0.44%	(15.63)%
GE Investments Funds, Inc.:
Global Income Fund
2002	853,992	11.40	9,736	1.40%	0.88%	15.00%
2001	300,934	9.91	2,982	1.40%	0.00%	(3.06)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
Income Fund
2002	7,151,518	$12.98	$92,827	1.40%	3.97%	8.35%
2001	4,478,530	11.98	53,653	1.40%	5.68%	5.92%
International Equity Fund
2002	851,108	9.38	7,983	1.40%	0.95%	(24.90)%
2001	919,209	12.49	11,481	1.40%	0.91%	(21.97)%
Mid-Cap Value Equity Fund
2002	4,093,825	14.34	58,705	1.40%	0.84%	(14.97)%
2001	4,353,777	16.87	73,448	1.40%	0.86%	(1.09)%
Money Market Fund
2002	15,816,266	16.65	263,341	1.40%	1.49%	0.06%
2001	17,320,111	16.64	288,207	1.40%	3.80%	2.51%
Premier Growth Equity Fund
2002	2,588,994	7.66	19,832	1.40%	0.05%	(22.12)%
2001	2,201,591	9.83	21,642	1.40%	0.11%	(10.42)%
Real Estate Securities Fund
2002	1,999,763	20.53	41,055	1.40%	4.04%	(2.73)%
2001	2,007,545	21.11	42,379	1.40%	4.06%	10.27%
S&P 500® Index Fund
2002	6,766,704	34.40	232,775	1.40%	1.19%	(23.45)%
2001	8,557,014	44.94	384,552	1.40%	1.00%	(13.50)%
Total Return Fund
2002	1,912,451	32.28	61,734	1.40%	2.28%	(10.58)%
2001	2,104,312	36.10	75,966	1.40%	2.60%	(4.26)%
U.S. Equity Fund
2002	2,883,878	8.85	25,522	1.40%	0.92%	(20.39)%
2001	3,262,755	11.12	36,282	1.40%	0.77%	(9.76)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	1,312,915	6.75	8,862	1.40%	1.63%	(12.58)%
2001	1,149,638	7.73	8,887	1.40%	0.50%	(10.61)%
Goldman Sachs Mid Cap Value Fund
2002	6,570,451	11.21	73,655	1.40%	0.98%	(6.03)%
2001	5,607,364	11.93	66,896	1.40%	1.11%	10.48%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	4,077,179	16.82	68,578	1.40%	0.00%	(28.94)%
2001	5,965,824	23.67	141,211	1.40%	0.00%	(40.30)%
Balanced Portfolio
2002	13,294,385	20.26	269,344	1.40%	2.34%	(7.75)%
2001	15,654,099	21.96	343,764	1.40%	2.58%	(6.01)%
Capital Appreciation Portfolio
2002	5,208,969	16.64	86,677	1.40%	0.54%	(16.85)%
2001	7,276,570	20.02	145,677	1.40%	1.19%	(22.78)%
Flexible Income Portfolio
2002	3,912,422	16.26	63,616	1.40%	4.75%	8.93%
2001	3,772,527	14.93	56,324	1.40%	5.73%	6.22%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
Global Life Sciences Portfolio — Service Shares
2002	628,264	$6.52	$4,096	1.40%	0.00%	(30.54)%
2001	1,018,589	9.38	9,554	1.40%	0.00%	(17.93)%
Global Technology Portfolio — Service Shares
2002	1,165,738	2.45	2,856	1.40%	0.00%	(41.76)%
2001	1,801,374	4.21	7,584	1.40%	0.66%	(38.20)%
Growth Portfolio
2002	8,452,760	16.30	137,780	1.40%	0.00%	(27.54)%
2001	12,018,045	22.50	270,406	1.40%	0.06%	(25.79)%
International Growth Portfolio
2002	4,341,645	13.04	56,615	1.40%	0.83%	(26.63)%
2001	5,720,325	17.77	101,650	1.40%	1.00%	(24.32)%
Worldwide Growth Portfolio
2002	9,455,301	22.00	208,017	1.40%	0.82%	(26.54)%
2001	13,140,429	29.95	393,556	1.40%	0.45%	(23.53)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	2,011,156	30.19	60,717	1.40%	0.73%	(28.80)%
2001	2,697,267	42.40	114,364	1.40%	1.04%	(32.24)%
Oppenheimer Bond Fund/VA
2002	3,279,704	24.97	81,894	1.40%	7.18%	7.55%
2001	3,460,570	23.22	80,354	1.40%	6.48%	6.27%
Oppenheimer Capital Appreciation Fund/VA
2002	2,749,974	38.35	105,462	1.40%	0.66%	(27.88)%
2001	3,602,443	53.17	191,542	1.40%	0.65%	(13.81)%
Oppenheimer High Income Fund/VA
2002	2,202,687	28.55	62,887	1.40%	11.01%	(3.76)%
2001	2,829,310	29.67	83,946	1.40%	10.69%	0.54%
Oppenheimer Multiple Strategies Fund/VA
2002	1,361,408	27.95	38,051	1.40%	3.69%	(11.65)%
2001	1,710,953	31.63	54,117	1.40%	3.82%	0.78%
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2002	1,862,990	7.34	13,674	1.40%	0.00%	(31.40)%
2001	2,517,899	10.71	26,967	1.40%	0.00%	(41.31)%
PBHG Large Cap Portfolio
2002	1,537,642	11.76	18,083	1.40%	0.00%	(30.31)%
2001	2,370,270	16.88	40,010	1.40%	0.00%	(29.29)%
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	1,659,852	10.89	18,076	1.40%	1.07%	(24.13)%
2001	1,905,832	14.35	27,349	1.40%	0.84%	(5.50)%
Strategic Bond Fund
2002	1,801,349	12.13	21,850	1.40%	5.67%	7.32%
2001	1,168,074	11.30	13,199	1.40%	5.18%	5.42%
Total Return Fund
2002	751,396	10.13	7,612	1.40%	1.58%	(8.17)%
2001	598,880	11.03	6,606	1.40%	2.66%	(2.19)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	912,403	$5.63	$5,137	1.55%	0.00%	(25.53)%
2001	711,998	7.57	5,390	1.55%	0.00%	(24.48)%
AIM V.I. Growth Fund — Series I Shares
2002	432,922	4.47	1,935	1.55%	0.00%	(32.04)%
2001	256,780	6.58	1,690	1.55%	0.35%	(34.92)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	1,672,332	5.98	10,001	1.55%	0.37%	(31.34)%
2001	1,239,767	8.70	10,786	1.55%	0.23%	(13.92)%
The Alger American Fund:
Alger American Growth Portfolio
2002	6,996,520	6.01	42,049	1.55%	0.04%	(34.03)%
2001	9,699,706	9.11	88,364	1.55%	0.24%	(13.19)%
Alger American Small Capitalization Portfolio
2002	3,005,645	5.11	15,359	1.55%	0.00%	(27.37)%
2001	3,603,281	7.03	25,331	1.55%	0.05%	(30.61)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	2,996,376	8.04	24,091	1.55%	0.55%	(23.47)%
2001	2,101,249	10.51	22,084	1.55%	0.36%	(1.41)%
Premier Growth Portfolio — Class B
2002	1,384,298	5.47	7,572	1.55%	0.00%	(31.91)%
2001	970,931	8.04	7,806	1.55%	0.00%	(18.69)%
Quasar Portfolio — Class B
2002	188,770	6.05	1,142	1.55%	0.00%	(33.12)%
2001	158,564	9.04	1,433	1.55%	0.00%	(14.22)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	151,102	9.89	1,494	1.55%	0.95%	(2.02)%
2001	97,103	10.09	980	1.55%	1.74%	1.71%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	80,469	5.28	425	1.55%	0.24%	(30.05)%
2001	51,180	7.55	386	1.55%	0.08%	(23.78)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	1,980,630	7.84	15,528	1.55%	1.18%	(21.45)%
2001	2,224,709	9.98	22,203	1.55%	1.37%	(5.70)%
Federated High Income Bond Fund II — Primary Shares
2002	1,727,743	8.83	15,256	1.55%	11.14%	(0.18)%
2001	1,497,811	8.85	13,256	1.55%	9.75%	(0.20)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
Federated High Income Bond Fund II — Service Shares
2002	774,123	$9.94	$7,695	1.55%	8.49%	(0.33)%
2001	309,175	9.96	3,079	1.55%	3.47%	(0.20)%
Federated International Small Company Fund II
2002	109,299	5.66	619	1.55%	0.00%	(18.76)%
2001	60,091	6.97	419	1.55%	0.00%	(31.10)%
Federated Utility Fund II
2002	812,332	5.95	4,833	1.55%	5.74%	(25.13)%
2001	988,491	7.95	7,859	1.55%	3.45%	(15.06)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	7,065,062	8.70	61,466	1.55%	1.83%	(18.23)%
2001	6,973,887	10.64	74,202	1.55%	1.75%	(6.43)%
VIP Equity-Income Portfolio — Service Class 2
2002	2,476,360	7.99	19,786	1.55%	1.20%	(18.43)%
2001	1,400,128	9.80	13,721	1.55%	0.22%	(6.70)%
VIP Growth Portfolio
2002	8,672,752	6.22	53,945	1.55%	0.28%	(31.19)%
2001	12,207,225	9.04	110,353	1.55%	0.09%	(18.93)%
VIP Growth Portfolio — Service Class 2
2002	1,648,860	5.47	9,019	1.55%	0.12%	(31.38)%
2001	1,258,983	7.97	10,034	1.55%	0.02%	(19.15)%
VIP Overseas Portfolio
2002	945,528	6.70	6,335	1.55%	0.78%	(21.51)%
2001	1,013,208	8.53	8,643	1.55%	5.60%	(22.40)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	1,627,929	8.67	14,114	1.55%	4.25%	(10.14)%
2001	1,657,965	9.65	15,999	1.55%	4.61%	(5.58)%
VIP II Contrafund® Portfolio
2002	8,850,693	8.33	73,726	1.55%	0.88%	(10.75)%
2001	9,684,799	9.33	90,359	1.55%	0.85%	(13.61)%
VIP II Contrafund® Portfolio — Service Class 2
2002	1,678,407	7.90	13,259	1.55%	0.58%	(11.00)%
2001	1,052,251	8.87	9,333	1.55%	0.22%	(13.83)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	3,699,391	7.48	27,671	1.55%	1.44%	(17.90)%
2001	4,216,916	9.11	38,416	1.55%	1.34%	(10.17)%
VIP III Growth & Income Portfolio — Service Class 2
2002	725,106	7.35	5,330	1.55%	1.15%	(18.13)%
2001	500,280	8.98	4,493	1.55%	0.37%	(10.42)%
VIP III Growth Opportunities Portfolio
2002	1,667,785	5.48	9,139	1.55%	1.17%	(23.06)%
2001	2,034,188	7.12	14,483	1.55%	0.44%	(15.75)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
VIP III Mid Cap Portfolio — Service Class 2
2002	1,420,253	$9.09	$12,910	1.55%	0.67%	(11.42)%
2001	923,291	10.26	9,473	1.55%	0.00%	(5.02)%
GE Investments Funds, Inc.:
Income Fund
2002	5,417,568	12.11	65,607	1.55%	3.97%	8.19%
2001	2,019,964	11.20	22,624	1.55%	5.68%	5.76%
International Equity Fund
2002	833,396	6.20	5,167	1.55%	0.95%	(25.01)%
2001	707,187	8.27	5,848	1.55%	0.91%	(22.09)%
Mid-Cap Value Equity Fund
2002	5,163,925	9.99	51,588	1.55%	0.84%	(15.10)%
2001	4,911,126	11.77	57,804	1.55%	0.86%	(1.24)%
Money Market Fund
2002	20,588,287	11.03	227,089	1.55%	1.49%	(0.10)%
2001	22,228,201	11.04	245,399	1.55%	3.80%	2.35%
Premier Growth Equity Fund
2002	4,161,689	7.62	31,712	1.55%	0.05%	(22.24)%
2001	4,926,747	9.79	48,233	1.55%	0.11%	(10.55)%
Real Estate Securities Fund
2002	1,496,540	13.92	20,832	1.55%	4.04%	(2.87)%
2001	1,162,740	14.33	16,662	1.55%	4.06%	10.10%
S&P 500® Index Fund
2002	15,768,039	6.82	107,538	1.55%	1.19%	(23.57)%
2001	17,208,862	8.92	153,503	1.55%	1.00%	(13.63)%
Small-Cap Value Equity Fund
2002	1,059,252	10.23	10,836	1.55%	0.31%	(15.19)%
2001	764,830	12.06	9,224	1.55%	0.81%	8.26%
Total Return Fund
2002	2,969,218	9.65	28,653	1.55%	2.28%	(10.72)%
2001	3,102,244	10.81	33,535	1.55%	2.60%	(4.40)%
U.S. Equity Fund
2002	3,959,667	8.10	32,073	1.55%	0.97%	(20.51)%
2001	3,528,046	10.19	35,951	1.55%	0.77%	(9.90)%
Value Equity Fund
2002	662,957	7.45	4,939	1.55%	1.11%	(18.84)%
2001	375,400	9.18	3,446	1.55%	1.09%	(10.17)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	987,170	7.63	7,532	1.55%	1.63%	(12.71)%
2001	831,759	8.74	7,270	1.55%	0.50%	(10.75)%
Goldman Sachs Mid Cap Value Fund
2002	4,634,645	13.38	62,012	1.55%	0.98%	(6.17)%
2001	4,778,066	14.26	68,135	1.55%	1.11%	10.31%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	6,608,676	5.95	39,322	1.55%	0.00%	(29.05)%
2001	9,149,067	8.38	76,669	1.55%	0.00%	(40.40)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
Aggressive Growth Portfolio — Service Shares
2002	659,720	$4.16	$2,744	1.55%	0.00%	(29.23)%
2001	595,649	5.88	3,502	1.55%	0.00%	(40.53)%
Balanced Portfolio
2002	12,992,438	9.92	128,885	1.55%	2.34%	(7.89)%
2001	14,470,083	10.78	155,987	1.55%	2.58%	(6.15)%
Balanced Portfolio — Service Shares
2002	2,496,532	8.79	21,945	1.55%	2.24%	(8.12)%
2001	1,718,954	9.57	16,450	1.55%	2.33%	(6.38)%
Capital Appreciation Portfolio
2002	8,929,956	7.77	69,386	1.55%	0.54%	(16.98)%
2001	12,492,110	9.36	116,926	1.55%	1.19%	(22.89)%
Capital Appreciation Portfolio — Service Shares
2002	733,417	6.45	4,731	1.55%	0.31%	(17.23)%
2001	543,083	7.79	4,231	1.55%	0.96%	(23.05)%
Flexible Income Portfolio
2002	2,507,313	12.03	30,163	1.55%	4.75%	8.77%
2001	2,013,676	11.06	22,271	1.55%	5.73%	6.06%
Global Life Sciences Portfolio — Service Shares
2002	830,680	6.49	5,391	1.55%	0.00%	(30.64)%
2001	1,091,617	9.36	10,218	1.55%	0.00%	(18.05)%
Global Technology Portfolio — Service Shares
2002	1,683,152	2.44	4,107	1.55%	0.00%	(41.85)%
2001	2,037,391	4.20	8,557	1.55%	0.66%	(38.29)%
Growth Portfolio
2002	11,016,827	6.07	66,872	1.55%	0.00%	(27.65)%
2001	15,640,723	8.39	131,226	1.55%	0.06%	(25.91)%
Growth Portfolio — Service Shares
2002	904,504	5.19	4,694	1.55%	0.00%	(27.86)%
2001	839,635	7.20	6,045	1.55%	0.21%	(26.07)%
International Growth Portfolio
2002	3,184,335	7.84	24,965	1.55%	0.83%	(26.74)%
2001	4,093,422	10.70	43,800	1.55%	1.00%	(24.43)%
International Growth Portfolio — Service Shares
2002	569,029	5.51	3,135	1.55%	0.90%	(26.91)%
2001	484,214	7.54	3,651	1.55%	0.80%	(24.62)%
Worldwide Growth Portfolio
2002	8,491,439	7.10	60,289	1.55%	0.82%	(26.66)%
2001	11,168,696	9.69	108,225	1.55%	0.45%	(23.64)%
Worldwide Growth Portfolio — Service Shares
2002	981,626	5.55	5,448	1.55%	0.61%	(26.86)%
2001	793,669	7.58	6,016	1.55%	0.31%	(23.82)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	700,945	5.24	3,673	1.55%	0.00%	(28.84)%
2001	546,216	7.37	4,026	1.55%	0.05%	(26.00)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
MFS® Investors Trust Series — Service Class Shares
2002	574,565	$6.49	$3,729	1.55%	0.44%	(22.37)%
2001	414,666	8.37	3,471	1.55%	0.18%	(17.41)%
MFS® New Discovery Series — Service Class Shares
2002	695,512	6.65	4,625	1.55%	0.00%	(32.86)%
2001	422,279	9.90	4,181	1.55%	0.00%	(6.73)%
MFS® Utilities Series — Service Class Shares
2002	817,699	5.90	4,824	1.55%	2.45%	(24.09)%
2001	527,906	7.77	4,102	1.55%	1.56%	(25.62)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	2,524,137	7.22	18,224	1.55%	0.73%	(28.91)%
2001	3,160,573	10.16	32,111	1.55%	1.04%	(32.34)%
Oppenheimer Bond Fund/VA
2002	3,144,719	11.51	36,196	1.55%	7.18%	7.39%
2001	2,996,459	10.72	32,122	1.55%	6.48%	6.11%
Oppenheimer Capital Appreciation Fund/VA
2002	4,572,961	8.06	36,858	1.55%	0.66%	(27.99)%
2001	5,813,569	11.19	65,054	1.55%	0.65%	(13.94)%
Oppenheimer Global Securities Fund/VA — Service Shares
2002	1,234,629	7.04	8,692	1.55%	0.39%	(23.57)%
2001	797,433	9.21	7,344	1.55%	0.15%	(13.54)%
Oppenheimer High Income Fund/VA
2002	2,032,332	9.23	18,758	1.55%	11.01%	(3.90)%
2001	1,565,613	9.61	15,046	1.55%	10.69%	0.38%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	1,058,564	7.06	7,473	1.55%	0.57%	(20.29)%
2001	684,833	8.85	6,061	1.55%	0.17%	(11.67)%
Oppenheimer Multiple Strategies Fund/VA
2002	1,634,137	10.19	16,652	1.55%	3.69%	(11.79)%
2001	1,253,764	11.55	14,481	1.55%	3.82%	0.63%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	267,370	11.58	3,096	1.55%	3.57%	6.52%
2001	143,308	10.87	1,558	1.55%	3.00%	5.92%
High Yield Portfolio — Administrative Class Shares
2002	1,311,594	9.91	12,998	1.55%	8.21%	(2.72)%
2001	561,545	10.19	5,722	1.55%	6.66%	0.76%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	1,989,035	12.53	24,923	1.55%	7.19%	15.76%
2001	783,091	10.82	8,473	1.55%	4.04%	4.21%
Total Return Portfolio — Administrative Class Shares
2002	3,335,980	11.69	38,998	1.55%	4.44%	7.38%
2001	1,441,065	10.89	15,693	1.55%	3.84%	6.69%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
The Prudential Series Fund, Inc.:
Jennison Portfolio — Class II Shares
2002	4,765	$5.95	$28	1.55%	0.00%	(32.23)%
2001	4,587	8.78	40	1.55%	0.00%	(22.65)%
SP Jennison International Growth Portfolio — Class II Shares
2002	2,205	5.64	12	1.55%	0.00%	(24.03)%
2001	2,313	7.43	17	1.55%	0.00%	(38.62)%
SP U.S. Emerging Growth Portfolio — Class II Shares
2002	9,695	5.89	57	1.55%	0.00%	(33.46)%
2001	9,251	8.86	82	1.55%	0.00%	(9.67)%
Rydex Variable Trust:
OTC Fund
2002	374,080	3.36	1,257	1.55%	0.00%	(39.80)%
2001	236,367	5.58	1,319	1.55%	0.00%	(36.19)%
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	2,548,468	8.91	22,707	1.55%	1.07%	(24.24)%
2001	2,548,515	11.76	29,971	1.55%	0.84%	(5.64)%
Strategic Bond Fund
2002	1,631,536	11.80	19,252	1.55%	5.67%	7.16%
2001	1,091,102	11.01	12,013	1.55%	5.18%	5.26%
Total Return Fund
2002	929,915	9.43	8,769	1.55%	1.58%	(8.31)%
2001	780,272	10.29	8,029	1.55%	2.66%	(2.34)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	31,822	8.04	256	1.55%	0.00%	(20.68)%
2001	—	—	—	—	—	—
Emerging Growth Portfolio — Class II Shares
2002	13,078	7.26	95	1.55%	0.00%	(33.70)%
2001	—	—	—	—	—	—

Type IV:
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	70,462	5.63	397	1.60%	0.00%	(25.57)%
2001	80,573	7.56	609	1.60%	0.00%	(24.51)%
AIM V.I. Growth Fund — Series I Shares
2002	31,521	4.46	141	1.60%	0.00%	(32.08)%
2001	29,164	6.57	192	1.60%	0.35%	(34.95)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	155,557	5.97	929	1.60%	1.37%	(31.37)%
2001	165,666	8.70	1,441	1.60%	0.23%	(13.97)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
The Alger American Fund:
Alger American Growth Portfolio
2002	936,757	$5.70	$5,340	1.60%	0.04%	(34.06)%
2001	1,392,133	8.64	12,028	1.60%	0.24%	(13.23)%
Alger American Small Capitalization Portfolio
2002	368,144	4.94	1,819	1.60%	0.00%	(27.40)%
2001	528,445	6.81	3,599	1.60%	0.05%	(30.65)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	471,081	8.03	3,783	1.60%	0.55%	(23.51)%
2001	340,210	10.50	3,572	1.60%	0.36%	(1.46)%
Premier Growth Portfolio — Class B
2002	73,936	5.47	404	1.60%	0.00%	(31.95)%
2001	68,468	8.03	550	1.60%	0.00%	(18.73)%
Quasar Portfolio — Class B
2002	4,615	6.04	28	1.60%	0.00%	(33.15)%
2001	2,245	9.03	20	1.60%	0.00%	(14.26)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	44,620	9.88	441	1.60%	0.95%	(2.07)%
2001	64,379	10.09	650	1.60%	1.74%	1.66%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	12,416	5.28	66	1.60%	0.24%	(30.08)%
2001	21,440	7.55	162	1.60%	0.08%	(23.82)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	218,794	7.02	1,536	1.60%	1.18%	(21.49)%
2001	397,695	8.94	3,555	1.60%	1.37%	(5.75)%
Federated High Income Bond Fund II — Primary Shares
2002	141,307	8.57	1,211	1.60%	11.14%	(0.23)%
2001	197,752	8.59	1,699	1.60%	9.75%	(0.25)%
Federated High Income Bond Fund II — Service Shares
2002	115,436	9.93	1,146	1.60%	8.49%	(0.38)%
2001	45,977	9.96	458	1.60%	3.47%	(0.25)%
Federated International Small Company Fund II
2002	6,379	5.65	36	1.60%	0.00%	(18.80)%
2001	16,924	6.96	118	1.60%	0.00%	(31.14)%
Federated Utility Fund II
2002	100,284	5.68	570	1.60%	5.74%	(25.16)%
2001	129,702	7.59	984	1.60%	3.45%	(15.11)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	835,392	7.60	6,349	1.60%	1.83%	(18.27)%
2001	917,825	9.30	8,536	1.60%	1.75%	(6.48)%
VIP Equity-Income Portfolio — Service Class 2
2002	367,278	7.98	2,931	1.60%	1.20%	(18.48)%
2001	124,443	9.79	1,218	1.60%	0.22%	(6.75)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
VIP Growth Portfolio
2002	697,045	$6.02	$4,196	1.60%	0.28%	(31.22)%
2001	1,048,860	8.76	9,188	1.60%	0.09%	(18.97)%
VIP Growth Portfolio — Service Class 2
2002	282,662	5.46	1,543	1.60%	0.12%	(31.41)%
2001	272,129	7.97	2,169	1.60%	0.02%	(19.19)%
VIP Overseas Portfolio
2002	87,301	6.33	553	1.60%	0.78%	(21.55)%
2001	179,907	8.07	1,452	1.60%	5.60%	(22.43)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	150,830	8.47	1,278	1.60%	4.25%	(10.19)%
2001	220,652	9.43	2,081	1.60%	4.61%	(5.63)%
VIP II Contrafund® Portfolio
2002	985,297	7.99	7,873	1.60%	0.88%	(10.80)%
2001	1,229,421	8.96	11,016	1.60%	0.85%	(13.65)%
VIP II Contrafund® Portfolio — Service Class 2
2002	229,420	7.89	1,810	1.60%	0.58%	(11.05)%
2001	215,181	8.87	1,909	1.60%	0.22%	(13.88)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	458,068	7.01	3,211	1.60%	1.44%	(17.95)%
2001	607,616	8.54	5,189	1.60%	1.34%	(10.21)%
VIP III Growth & Income Portfolio — Service Class 2
2002	66,265	7.34	486	1.60%	1.15%	(18.17)%
2001	103,917	8.97	932	1.60%	0.37%	(10.47)%
VIP III Growth Opportunities Portfolio
2002	204,162	5.22	1,066	1.60%	1.17%	(23.09)%
2001	268,664	6.79	1,824	1.60%	0.44%	(15.80)%
VIP III Mid Cap Portfolio — Service Class 2
2002	184,618	9.08	1,676	1.60%	0.67%	(11.46)%
2001	82,604	10.26	848	1.60%	0.00%	(5.06)%
GE Investments Funds, Inc.:
Income Fund
2002	814,908	12.19	9,934	1.60%	3.97%	8.13%
2001	257,747	11.27	2,905	1.60%	5.68%	5.70%
International Equity Fund
2002	103,984	6.08	632	1.60%	0.95%	(25.05)%
2001	121,898	8.11	989	1.60%	0.91%	(22.13)%
Mid-Cap Value Equity Fund
2002	524,430	8.68	4,552	1.60%	0.84%	(15.14)%
2001	532,256	10.22	5,440	1.60%	0.86%	(1.29)%
Money Market Fund
2002	3,714,284	10.92	40,560	1.60%	1.49%	(0.15)%
2001	4,564,152	10.94	49,932	1.60%	3.80%	2.30%
Premier Growth Equity Fund
2002	482,041	7.60	3,664	1.60%	0.05%	(22.28)%
2001	419,925	9.78	4,107	1.60%	0.11%	(10.60)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Real Estate Securities Fund
2002	103,220	$12.71	$1,312	1.60%	4.04%	(2.92)%
2001	93,831	13.10	1,229	1.60%	4.06%	10.04%
S&P 500® Index Fund
2002	1,905,073	6.35	12,097	1.60%	1.19%	(23.61)%
2001	2,084,126	8.32	17,340	1.60%	1.00%	(13.68)%
Small-Cap Value Equity Fund
2002	192,153	10.22	1,964	1.60%	0.31%	(15.23)%
2001	108,992	12.05	1,313	1.60%	0.81%	8.20%
Total Return Fund
2002	298,082	9.25	2,757	1.60%	2.28%	(10.76)%
2001	372,552	10.36	3,860	1.60%	2.60%	(4.45)%
U.S. Equity Fund
2002	425,255	7.38	3,138	1.60%	0.92%	(20.55)%
2001	313,046	9.29	2,908	1.60%	0.77%	(9.94)%
Value Equity Fund
2002	261,674	7.44	1,947	1.60%	1.11%	(18.88)%
2001	118,284	9.17	1,085	1.60%	1.09%	(10.22)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	142,990	6.95	994	1.60%	1.63%	(12.76)%
2001	173,565	7.97	1,383	1.60%	0.50%	(10.79)%
Goldman Sachs Mid Cap Value Fund
2002	411,894	11.85	4,881	1.60%	0.98%	(6.22)%
2001	436,048	12.64	5,512	1.60%	1.11%	10.25%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	867,195	5.12	4,440	1.60%	0.00%	(29.09)%
2001	1,217,251	7.22	8,789	1.60%	0.00%	(40.43)%
Aggressive Growth Portfolio — Service Shares
2002	70,678	4.16	294	1.60%	0.00%	(29.27)%
2001	46,629	5.88	274	1.60%	0.00%	(40.56)%
Balanced Portfolio
2002	1,087,532	9.40	10,223	1.60%	2.34%	(7.94)%
2001	1,591,602	10.21	16,250	1.60%	2.58%	(6.20)%
Balanced Portfolio — Service Shares
2002	337,154	8.79	2,964	1.60%	2.24%	(8.17)%
2001	236,619	9.57	2,264	1.60%	2.33%	(6.43)%
Capital Appreciation Portfolio
2002	839,663	6.80	5,710	1.60%	0.54%	(17.02)%
2001	1,245,067	8.20	10,210	1.60%	1.19%	(22.93)%
Capital Appreciation Portfolio — Service Shares
2002	91,023	6.44	586	1.60%	0.31%	(17.27)%
2001	96,923	7.79	755	1.60%	0.96%	(23.09)%
Flexible Income Portfolio
2002	265,752	11.94	3,173	1.60%	4.75%	8.71%
2001	200,610	10.98	2,203	1.60%	5.73%	6.01%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Global Life Sciences Portfolio — Service Shares
2002	64,305	$6.48	$417	1.60%	0.00%	(30.68)%
2001	154,798	9.35	1,447	1.60%	0.00%	(18.09)%
Global Technology Portfolio — Service Shares
2002	291,205	2.44	711	1.60%	0.00%	(41.88)%
2001	275,684	4.19	1,155	1.60%	0.66%	(38.33)%
Growth Portfolio
2002	1,174,963	5.75	6,756	1.60%	0.00%	(27.69)%
2001	1,819,775	7.96	14,485	1.60%	0.06%	(25.95)%
Growth Portfolio — Service Shares
2002	85,220	5.19	442	1.60%	0.00%	(27.89)%
2001	121,973	7.19	877	1.60%	0.21%	(26.11)%
International Growth Portfolio
2002	565,435	7.76	4,388	1.60%	0.83%	(26.77)%
2001	784,857	10.60	8,319	1.60%	1.00%	(24.47)%
International Growth Portfolio — Service Shares
2002	49,363	5.50	271	1.60%	0.90%	(26.95)%
2001	48,624	7.53	366	1.60%	0.80%	(24.66)%
Worldwide Growth Portfolio
2002	1,045,267	6.95	7,265	1.60%	0.82%	(26.69)%
2001	1,487,500	9.48	14,101	1.60%	0.45%	(23.68)%
Worldwide Growth Portfolio — Service Shares
2002	158,083	5.54	876	1.60%	0.61%	(26.90)%
2001	227,777	7.58	1,727	1.60%	0.31%	(23.86)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	120,571	5.24	632	1.60%	0.00%	(28.87)%
2001	84,171	7.36	619	1.60%	0.05%	(26.04)%
MFS® Investors Trust Series — Service Class Shares
2002	93,687	6.49	608	1.60%	0.44%	(22.41)%
2001	61,876	8.36	517	1.60%	0.18%	(17.45)%
MFS® New Discovery Series — Service Class Shares
2002	61,553	6.64	409	1.60%	0.00%	(32.89)%
2001	67,674	9.90	670	1.60%	0.00%	(6.78)%
MFS® Utilities Series — Service Class Shares
2002	45,786	5.89	270	1.60%	2.45%	(24.13)%
2001	41,040	7.76	318	1.60%	1.56%	(25.66)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	246,315	6.75	1,663	1.60%	0.73%	(28.95)%
2001	337,019	9.50	3,202	1.60%	1.04%	(32.37)%
Oppenheimer Bond Fund/VA
2002	244,092	11.57	2,824	1.60%	7.18%	7.34%
2001	290,069	10.78	3,127	1.60%	6.48%	6.06%
Oppenheimer Capital Appreciation Fund/VA
2002	575,596	7.76	4,467	1.60%	0.66%	(28.03)%
2001	735,051	10.78	7,924	1.60%	0.65%	(13.98)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Oppenheimer Global Securities Fund/VA — Service Shares
2002	236,062	$7.03	$1,660	1.60%	0.39%	(23.61)%
2001	86,595	9.20	797	1.60%	0.15%	(13.59)%
Oppenheimer High Income Fund/VA
2002	194,552	8.92	1,735	1.60%	11.01%	(3.95)%
2001	178,281	9.28	1,654	1.60%	10.69%	0.33%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	176,987	7.05	1,248	1.60%	0.57%	(20.33)%
2001	140,805	8.84	1,245	1.60%	0.17%	(11.72)%
Oppenheimer Multiple Strategies Fund/VA
2002	128,522	9.50	1,221	1.60%	3.69%	(11.83)%
2001	190,985	10.77	2,057	1.60%	3.82%	0.58%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	21,171	11.56	245	1.60%	3.57%	6.46%
2001	23,078	10.86	251	1.60%	3.00%	5.87%
High Yield Portfolio — Administrative Class Shares
2002	87,630	9.90	868	1.60%	8.21%	(2.77)%
2001	67,250	10.18	685	1.60%	6.66%	0.71%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	249,990	12.51	3,127	1.60%	7.19%	15.71%
2001	132,087	10.81	1,428	1.60%	4.04%	4.16%
Total Return Portfolio — Administrative Class Shares
2002	807,952	11.68	9,437	1.60%	4.44%	7.33%
2001	397,634	10.88	4,326	1.60%	3.84%	6.63%
Rydex Variable Trust:
OTC Fund
2002	58,597	3.36	197	1.60%	0.00%	(39.83)%
2001	18,702	5.58	104	1.60%	0.00%	(36.22)%
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	219,643	8.07	1,773	1.60%	1.07%	(24.28)%
2001	239,512	10.65	2,551	1.60%	0.84%	(5.69)%
Strategic Bond Fund
2002	208,102	11.68	2,431	1.60%	5.67%	7.10%
2001	118,221	10.90	1,289	1.60%	5.18%	5.20%
Total Return Fund
2002	65,454	9.11	596	1.60%	1.58%	(8.36)%
2001	49,020	9.94	487	1.60%	2.66%	(2.39)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	36,666	8.04	295	1.60%	0.00%	(20.72)%
2001	—	—	—	—	—	—
Emerging Growth Portfolio — Class II Shares
2002	1,249	7.26	9	1.60%	0.00%	(33.73)%
2001	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:	Units	Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Aggressive Growth Fund — Series I Shares
2002	352	$5.24	$2	0.75%	0.00%	(23.24)%
2001	1,322	6.83	9	0.75%	0.00%	(26.62)%
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	451	4.75	2	0.75%	0.00%	(24.92)%
2001	1,177	6.33	7	0.75%	0.00%	(23.86)%
AIM V.I. Capital Development Fund — Series I Shares
2002	623	7.56	5	0.75%	0.00%	(21.95)%
2001	506	9.68	5	0.75%	0.00%	(8.78)%
AIM V.I. Core Equity Fund — Series I Shares
2002	240	5.84	1	0.75%	0.72%	(16.22)%
2001	39	6.97	0	0.75%	0.00%	(23.43)%
AIM V.I. Global Utilities Fund — Series I Shares
2002	300	5.08	2	0.75%	3.97%	(26.09)%
2001	153	6.87	1	0.75%	1.21%	(28.48)%
AIM V.I. Government Securities Fund — Series I Shares
2002	126,953	12.01	1,525	0.75%	0.12%	8.77%
2001	822	11.05	9	0.75%	4.33%	4.87%
AIM V.I. New Technology Fund — Series I Shares
2002	3,740	1.90	7	0.75%	0.00%	(45.54)%
2001	15,314	3.49	53	0.75%	8.48%	(47.86)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Overseas Portfolio
2002	586	5.49	3	0.75%	0.78%	(20.88)%
2001	—	—	—	—	—	—
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	2,279	7.42	17	0.75%	1.44%	(17.24)%
2001	6,651	8.97	60	0.75%	1.34%	(9.44)%
VIP III Growth Opportunities Portfolio
2002	251	5.85	1	0.75%	1.17%	(22.43)%
2001	194	7.54	1	0.75%	0.44%	(15.07)%
VIP III Mid Cap Portfolio
2002	3,180	9.49	30	0.75%	0.98%	(10.50)%
2001	2,055	10.60	22	0.75%	0.00%	(3.94)%
GE Investments Funds, Inc.:
Income Fund
2002	3,525	12.28	43	0.75%	3.97%	9.06%
2001	3,905	11.26	44	0.75%	5.68%	6.62%
International Equity Fund
2002	1,579	5.25	8	0.75%	0.95%	(24.40)%
2001	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:	Units	Unit Value	000s
Mid-Cap Value Equity Fund
2002	1,841	$9.43	$17	0.75%	0.84%	(14.41)%
2001	2,066	11.02	23	0.75%	0.86%	(0.43)%
Money Market Fund
2002	3,495,756	1.06	3,706	0.75%	1.49%	0.71%
2001	1,890,168	1.06	2,004	0.75%	3.80%	3.19%
Premier Growth Equity Fund
2002	10,053	6.86	69	0.75%	0.05%	(21.61)%
2001	207	8.75	2	0.75%	0.11%	(9.82)%
Real Estate Securities Fund
2002	8,225	11.55	95	0.75%	4.04%	(2.09)%
2001	3,236	11.79	38	0.75%	4.06%	10.99%
S&P 500® Index Fund
2002	24,977	6.16	154	0.75%	1.19%	(22.95)%
2001	6,754	8.00	54	0.75%	1.00%	(12.93)%
Total Return Fund
2002	7,330	8.86	65	0.75%	2.28%	(9.99)%
2001	—	—	—	—	—	—
U.S. Equity Fund
2002	5,033	7.24	36	0.75%	0.92%	(19.87)%
2001	4,772	9.04	43	0.75%	0.77%	(9.16)%
Janus Aspen Series:
Capital Appreciation Portfolio
2002	462	5.59	3	0.75%	0.54%	(16.30)%
2001	649	6.67	4	0.75%	1.19%	(22.26)%
Core Equity Portfolio
2002	332	6.71	2	0.75%	0.35%	(18.88)%
2001	287	8.27	2	0.75%	1.02%	(12.42)%
Flexible Income Portfolio
2002	46,091	12.20	562	0.75%	4.75%	9.65%
2001	941	11.13	10	0.75%	5.73%	6.93%
International Growth Portfolio
2002	683	4.71	3	0.75%	0.83%	(26.14)%
2001	320	6.38	2	0.75%	1.00%	(23.81)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	1,662,052	$4.60	$7,645	1.50%	0.00%	(25.49)%
2001	1,178,042	6.17	7,269	1.50%	0.00%	(24.44)%
AIM V.I. Growth Fund — Series I Shares
2002	1,259,858	3.33	4,195	1.50%	0.00%	(32.01)%
2001	860,251	4.90	4,215	1.50%	0.35%	(34.88)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	2,944,086	5.02	14,779	1.50%	0.37%	(31.31)%
2001	2,168,360	7.31	15,851	1.50%	0.23%	(13.88)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	5,560,666	8.11	45,097	1.50%	0.55%	(23.43)%
2001	2,564,812	10.59	27,161	1.50%	0.36%	(1.36)%
Premier Growth Portfolio — Class B
2002	2,672,956	4.45	11,895	1.50%	0.00%	(31.88)%
2001	2,070,574	6.53	13,521	1.50%	0.00%	(18.65)%
Quasar Portfolio — Class B
2002	441,575	4.98	2,199	1.50%	0.00%	(33.09)%
2001	332,400	7.44	2,473	1.50%	0.00%	(14.18)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	436,606	7.30	3,187	1.50%	0.95%	(1.98)%
2001	150,127	7.45	1,118	1.50%	1.74%	1.76%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	818,129	4.60	3,763	1.50%	0.24%	(30.01)%
2001	675,418	6.57	4,437	1.50%	0.08%	(23.74)%
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	809,652	9.18	7,433	1.50%	8.49%	(0.29)%
2001	267,415	9.19	2,458	1.50%	3.47%	(0.15)%
Federated International Small Company Fund II
2002	379,708	4.70	1,785	1.50%	0.00%	(18.72)%
2001	111,247	5.78	643	1.50%	0.00%	(31.07)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	2,766,772	8.41	23,269	1.50%	1.20%	(18.40)%
2001	1,247,800	10.31	12,865	1.50%	0.22%	(6.66)%
VIP Growth Portfolio — Service Class 2
2002	3,350,454	4.66	15,613	1.50%	0.12%	(31.34)%
2001	1,934,977	6.79	13,138	1.50%	0.02%	(19.11)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	2,682,748	$7.20	$19,316	1.50%	0.58%	(10.96)%
2001	1,382,517	8.08	11,171	1.50%	0.22%	(13.79)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	1,005,224	7.18	7,218	1.50%	1.15%	(18.09)%
2001	566,471	8.76	4,962	1.50%	0.37%	(10.38)%
VIP III Mid Cap Portfolio — Service Class 2
2002	3,315,853	9.02	29,909	1.50%	0.67%	(11.38)%
2001	1,749,762	10.18	17,813	1.50%	0.00%	(4.97)%
Franklin Templeton Variable Insurance Products Trust:
Templeton Global Asset Allocation Fund — Class 2 Shares
2002	374	10.09	4	1.50%	0.00%	(0.94)%
2001	—	—	—	—	—	—
GE Investments Funds, Inc.:
Income Fund
2002	518,423	10.64	5,516	1.50%	3.97%	8.24%
2001	—	—	—	—	—	—
Mid-Cap Value Equity Fund
2002	2,414,851	9.43	22,772	1.50%	0.84%	(15.06)%
2001	952,179	11.10	10,569	1.50%	0.86%	(1.19)%
Money Market Fund
2002	4,808,269	10.48	50,391	1.50%	1.49%	(0.05)%
2001	2,491,737	10.49	26,138	1.50%	3.80%	2.40%
Premier Growth Equity Fund
2002	1,851,265	6.58	12,181	1.50%	0.05%	(22.20)%
2001	679,903	8.46	5,752	1.50%	0.11%	(10.51)%
S&P 500® Index Fund
2002	6,212,679	5.98	37,152	1.50%	1.19%	(23.53)%
2001	3,034,072	7.82	23,726	1.50%	1.00%	(13.59)%
Small-Cap Value Equity Fund
2002	1,979,892	10.45	20,690	1.50%	0.31%	(15.15)%
2001	603,771	12.31	7,432	1.50%	0.81%	8.31%
U.S. Equity Fund
2002	1,679,606	7.06	11,858	1.50%	0.92%	(20.48)%
2001	596,270	8.87	5,289	1.50%	0.77%	(9.85)%
Value Equity Fund
2002	886,780	7.25	6,429	1.50%	1.11%	(18.80)%
2001	321,742	8.93	2,873	1.50%	1.09%	(10.13)%
Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	2,245,993	2.80	6,289	1.50%	0.00%	(29.20)%
2001	1,979,779	3.96	7,840	1.50%	0.00%	(40.50)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
Balanced Portfolio — Service Shares
2002	4,985,061	$8.28	$41,276	1.50%	2.24%	(8.07)%
2001	2,682,847	9.01	24,172	1.50%	2.33%	(6.34)%
Capital Appreciation Portfolio — Service Shares
2002	1,974,833	5.39	10,644	1.50%	0.31%	(17.19)%
2001	1,732,144	6.50	11,259	1.50%	0.96%	(23.01)%
Global Life Sciences Portfolio — Service Shares
2002	559,790	6.10	3,415	1.50%	0.00%	(30.61)%
2001	490,003	8.79	4,307	1.50%	0.00%	(18.01)%
Global Technology Portfolio — Service Shares
2002	1,071,043	2.39	2,560	1.50%	0.00%	(41.82)%
2001	972,418	4.11	3,997	1.50%	0.66%	(38.26)%
Growth Portfolio — Service Shares
2002	2,035,353	4.45	9,057	1.50%	0.00%	(27.82)%
2001	1,965,673	6.16	12,109	1.50%	0.21%	(26.03)%
International Growth Portfolio — Service Shares
2002	1,779,820	4.47	7,956	1.50%	0.90%	(26.87)%
2001	1,007,056	6.11	6,153	1.50%	0.80%	(24.59)%
Worldwide Growth Portfolio — Service Shares
2002	2,503,755	4.56	11,417	1.50%	0.61%	(26.82)%
2001	2,117,193	6.23	13,190	1.50%	0.31%	(23.79)%
J.P. Morgan Series Trust II:
Bond Portfolio
2002	378	10.19	4	1.50%	0.00%	1.84%
2001	—	—	—	—	—	—
Mid Cap Value Portfolio
2002	368	10.16	4	1.50%	0.00%	1.55%
2001	—	—	—	—	—	—
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	2,157,083	4.74	10,225	1.50%	0.00%	(28.80)%
2001	1,370,095	6.66	9,125	1.50%	0.05%	(25.97)%
MFS® Investors Trust Series — Service Class Shares
2002	1,008,165	6.32	6,372	1.50%	0.44%	(22.34)%
2001	591,306	8.14	4,813	1.50%	0.18%	(17.37)%
MFS® New Discovery Series — Service Class Shares
2002	1,656,107	5.62	9,307	1.50%	0.00%	(32.83)%
2001	643,039	8.37	5,382	1.50%	0.00%	(6.68)%
MFS® Utilities Series — Service Class Shares
2002	1,379,854	5.78	7,976	1.50%	2.45%	(24.06)%
2001	973,433	7.61	7,408	1.50%	1.56%	(25.59)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	2,869,699	$6.23	$17,878	1.50%	0.39%	(23.53)%
2001	1,175,084	8.14	9,565	1.50%	0.15%	(13.50)%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	2,417,368	6.37	15,399	1.50%	0.57%	(20.25)%
2001	1,249,865	7.98	9,974	1.50%	0.17%	(11.63)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	332,618	11.74	3,905	1.50%	3.57%	6.57%
2001	60,992	11.01	672	1.50%	3.00%	5.97%
High Yield Portfolio — Administrative Class Shares
2002	1,559,690	9.74	15,191	1.50%	8.21%	(2.67)%
2001	455,975	10.01	4,564	1.50%	6.66%	0.81%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	2,265,357	13.41	30,378	1.50%	7.19%	15.82%
2001	734,864	11.58	8,510	1.50%	4.04%	4.26%
Total Return Portfolio — Administrative Class Shares
2002	6,050,592	12.13	73,394	1.50%	4.44%	7.43%
2001	1,662,057	11.29	18,765	1.50%	3.84%	6.74%
Rydex Variable Trust:
OTC Fund
2002	1,244,185	2.34	2,911	1.50%	0.00%	(39.77)%
2001	985,138	3.89	3,832	1.50%	0.00%	(36.16)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	221,211	8.05	1,781	1.50%	0.00%	(20.65)%
2001	—	—	—	—	—	—
Emerging Growth Portfolio — Class II Shares
2002	74,860	7.26	543	1.50%	0.00%	(33.67)%
2001	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	490,960	$4.58	$2,249	1.70%	0.00%	(25.64)%
2001	409,321	6.15	2,517	1.70%	0.00%	(24.59)%
AIM V.I. Growth Fund — Series I Shares
2002	429,559	3.31	1,422	1.70%	0.00%	(32.15)%
2001	351,148	4.88	1,714	1.70%	0.35%	(35.02)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	1,063,872	5.00	5,319	1.70%	0.37%	(31.45)%
2001	818,340	7.29	5,966	1.70%	0.23%	(14.06)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	1,951,504	8.07	15,749	1.70%	0.55%	(23.59)%
2001	825,837	10.56	8,721	1.70%	0.36%	(1.56)%
Premier Growth Portfolio — Class B
2002	1,159,015	4.42	5,123	1.70%	0.00%	(32.02)%
2001	813,964	6.51	5,299	1.70%	0.00%	(18.81)%
Quasar Portfolio — Class B
2002	134,844	4.95	667	1.70%	0.00%	(33.22)%
2001	62,503	7.42	464	1.70%	0.00%	(14.35)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	76,583	7.26	556	1.70%	0.95%	(2.17)%
2001	63,965	7.43	475	1.70%	1.74%	1.55%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	146,590	4.57	670	1.70%	0.24%	(30.16)%
2001	127,492	6.55	835	1.70%	0.08%	(23.90)%
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
2002	208	9.96	2	1.70%	0.00%	(0.41)%
2001	—	—	—	—	—	—
VT Worldwide Health Sciences Fund
2002	3,029	10.03	30	1.70%	0.00%	(0.29)%
2001	—	—	—	—	—	—
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	368,364	9.13	3,363	1.70%	8.49%	(0.49)%
2001	143,887	9.16	1,318	1.70%	3.47%	(0.36)%
Federated International Small Company Fund II
2002	67,435	4.67	315	1.70%	0.00%	(18.88)%
2001	23,627	5.76	136	1.70%	0.00%	(31.21)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	1,288,935	8.37	10,788	1.70%	1.20%	(18.56)%
2001	570,855	10.28	5,868	1.70%	0.22%	(6.85)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
VIP Growth Portfolio — Service Class 2
2002	974,269	$4.64	$4,521	1.70%	0.12%	(31.48)%
2001	603,088	6.77	4,083	1.70%	0.02%	(19.27)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	918,624	7.16	6,577	1.70%	0.58%	(11.14)%
2001	476,256	8.06	3,839	1.70%	0.22%	(13.97)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	503,223	7.14	3,593	1.70%	1.15%	(18.26)%
2001	280,032	8.74	2,447	1.70%	0.37%	(10.56)%
VIP III Mid Cap Portfolio — Service Class 2
2002	889,218	8.97	7,976	1.70%	0.67%	(11.56)%
2001	403,825	10.14	4,095	1.70%	0.00%	(5.16)%
GE Investments Funds, Inc.:
Income Fund
2002	216,173	10.63	2,298	1.70%	3.97%	8.02%
2001	—	—	—	—	—	—
Mid-Cap Value Equity Fund
2002	785,521	9.38	7,368	1.70%	0.84%	(15.23)%
2001	319,791	11.06	3,537	1.70%	0.86%	(1.39)%
Money Market Fund
2002	1,689,357	10.43	17,620	1.70%	1.49%	(0.25)%
2001	671,871	10.46	7,028	1.70%	3.80%	2.19%
Premier Growth Equity Fund
2002	454,718	6.55	2,978	1.70%	0.05%	(22.36)%
2001	203,781	8.44	1,720	1.70%	0.11%	(10.69)%
S&P 500® Index Fund
2002	2,153,221	5.95	12,812	1.70%	1.19%	(23.69)%
2001	1,104,277	7.79	8,602	1.70%	1.00%	(13.77)%
Small-Cap Value Equity Fund
2002	528,246	10.39	5,488	1.70%	0.31%	(15.32)%
2001	181,000	12.27	2,221	1.70%	0.81%	8.09%
U.S. Equity Fund
2002	791,025	7.02	5,553	1.70%	0.92%	(20.64)%
2001	374,328	8.85	3,313	1.70%	0.77%	(10.04)%
Value Equity Fund
2002	400,281	7.21	2,886	1.70%	1.11%	(18.97)%
2001	172,412	8.90	1,534	1.70%	1.09%	(10.31)%
Janus Aspen Series — Service Shares:
Aggressive Growth Portfolio — Service Shares
2002	458,916	2.79	1,280	1.70%	0.00%	(29.34)%
2001	386,562	3.95	1,527	1.70%	0.00%	(40.63)%
Balanced Portfolio — Service Shares
2002	1,917,665	8.24	15,802	1.70%	2.24%	(8.26)%
2001	972,626	8.98	8,734	1.70%	2.33%	(6.53)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
Capital Appreciation Portfolio — Service Shares
2002	425,478	$5.36	$2,281	1.70%	0.31%	(17.36)%
2001	362,926	6.48	2,352	1.70%	0.96%	(23.17)%
Global Life Sciences Portfolio — Service Shares
2002	101,020	6.07	613	1.70%	0.00%	(30.75)%
2001	103,526	8.76	907	1.70%	0.00%	(18.18)%
Global Technology Portfolio — Service Shares
2002	318,267	2.38	757	1.70%	0.00%	(41.94)%
2001	185,853	4.10	762	1.70%	0.66%	(38.39)%
Growth Portfolio — Service Shares
2002	609,116	4.42	2,692	1.70%	0.00%	(27.97)%
2001	521,222	6.14	3,200	1.70%	0.21%	(26.19)%
International Growth Portfolio — Service Shares
2002	447,171	4.44	1,985	1.70%	0.90%	(27.02)%
2001	264,963	6.09	1,614	1.70%	0.80%	(24.74)%
Worldwide Growth Portfolio — Service Shares
2002	844,883	4.54	3,836	1.70%	0.61%	(26.97)%
2001	629,158	6.21	3,907	1.70%	0.31%	(23.94)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	576,645	4.71	2,716	1.70%	0.00%	(28.95)%
2001	331,541	6.64	2,201	1.70%	0.05%	(26.12)%
MFS® Investors Trust Series — Service Class Shares
2002	376,910	6.29	2,371	1.70%	0.44%	(22.50)%
2001	241,953	8.11	1,962	1.70%	0.18%	(17.54)%
MFS® New Discovery Series — Service Class Shares
2002	411,289	5.60	2,303	1.70%	0.00%	(32.96)%
2001	155,938	8.35	1,302	1.70%	0.00%	(6.88)%
MFS® Utilities Series — Service Class Shares
2002	501,656	5.75	2,885	1.70%	2.45%	(24.21)%
2001	303,903	7.59	2,307	1.70%	1.56%	(25.74)%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA — Service Shares
2002	100	9.69	1	1.70%	0.00%	(3.13)%
2001	—	—	—	—	—	—
Oppenheimer Global Securities Fund/VA — Service Shares
2002	691,046	6.19	4,278	1.70%	0.39%	(23.69)%
2001	276,877	8.12	2,248	1.70%	0.15%	(13.68)%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	1,005,472	6.33	6,365	1.70%	0.57%	(20.41)%
2001	473,200	7.95	3,762	1.70%	0.17%	(11.81)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	82,184	$11.68	$960	1.70%	3.57%	6.35%
2001	16,136	10.98	177	1.70%	3.00%	5.76%
High Yield Portfolio — Administrative Class Shares
2002	541,743	9.69	5,249	1.70%	8.21%	(2.87)%
2001	207,597	9.98	2,072	1.70%	6.66%	0.60%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	1,088,846	13.35	14,536	1.70%	7.19%	15.58%
2001	386,285	11.55	4,462	1.70%	4.04%	4.05%
Total Return Portfolio — Administrative Class Shares
2002	2,751,630	12.07	33,212	1.70%	4.44%	7.22%
2001	810,937	11.26	9,131	1.70%	3.84%	6.52%
Rydex Variable Trust:
OTC Fund
2002	329,408	2.33	768	1.70%	0.00%	(39.89)%
2001	239,875	3.88	931	1.70%	0.00%	(36.29)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	130,719	8.03	1,050	1.70%	0.00%	(20.81)%
2001	—	—	—	—	—	—
Emerging Growth Portfolio — Class II Shares
2002	28,218	7.25	205	1.70%	0.00%	(33.80)%
2001	—	—	—	—	—	—

Type VIII:
GE Investments Funds, Inc.:
Total Return Fund
2002	616,931	9.20	5,676	1.50%	2.28%	(8.01)%
2001	—	—	—	—	—	—